UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

June 30, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Tax-Managed Emerging Markets Fund

Annual Report

June 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report June 30, 2013

Parametric Tax-Managed Emerging Markets Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	37

Federal Tax Information	38

Board of Trustees’ Contract Approval	39

Management and Organization	42

Important Notices	44

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For the 12-month period ended June 30, 2013, emerging-market equities were generally characterized by dramatic price swings and volatility, along with country-specific themes such as political unrest, inflationary pressures and fiscal challenges. The 12-month period also saw a pronounced shift in investor attitudes toward emerging markets. What started as strong optimism in the latter half of 2012 based on a perception that the U.S. and eurozone economies were improving, gave way to pessimism during the first half of 2013, as it seemed many investors began to question the growth potential of the emerging-market economies.

One of the biggest factors to negatively impact the outlook for emerging-market economies in 2013 was the mounting evidence of weakening economic growth in China. To many investors, it appeared that the multiyear period of double-digit gross domestic product (GDP) growth in China may have run its course. This, in turn, caused many investors to reevaluate their forward-looking estimates of economic growth in other emerging-market economies, especially those in Southeast Asia. In addition, a global decline in commodity prices had an adverse effect across the emerging markets, given the extent to which many of these economies rely on the export of gold, copper, coffee and other raw materials.

Frontier markets (as measured by the MSCI Frontier Markets Index) provided a contrasting picture to the broader emerging markets category (as measured by the MSCI Emerging Markets Index), underperforming emerging markets in the second half of 2012 and strongly outperforming emerging markets in the first half of 2013. Much of the recent strength in frontier-market equity returns can likely be attributed to the rapid growth of the Gulf states of the United Arab Emirates and Qatar, as well as the sub-Saharan countries of Ghana and Nigeria.

Fund Performance

For the 12-month period ended June 30, 2013, Parametric Tax-Managed Emerging Markets Fund (the Fund) Institutional Class shares had a total return of 6.14% at net asset value, outperforming the Fund’s benchmark, the MSCI Emerging Markets Index (the Index)2, which had a total return of 2.87% for the same period.

The largest contributor to performance versus the Index was the Fund’s underweight in Brazil, whose equity market fell 11.10%, as measured by the MSCI Brazil Index, over the 12-month period amid growing concerns about the country’s inflationary pressures and declining prices for many of its commodity exports. In addition, the Fund’s exposure to frontier-market countries benefited relative performance versus the Index, with the United Arab Emirates, Qatar and Nigeria among the key contributors. The largest detractor from the Fund’s relative performance versus the Index was its underweight in Taiwan, where equities have rallied more or less in tandem with the U.S. economic recovery, due to healthy demand for many of the country’s telecommunication and information technology products. Overweights in Morocco and the Czech Republic also hurt the Fund’s relative performance versus the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Performance2,3

Portfolio Managers David Stein, Ph.D. and Thomas Seto, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Institutional Class at NAV	06/30/1998	06/30/1998	6.14%	0.95%	15.88%
Institutional Class at NAV with redemption fee	—	—	4.06	0.58	15.69
MSCI Emerging Markets Index	—	—	2.87%	–0.43%	13.65%

% After-Tax Returns with Redemption Fee	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Institutional Class After Taxes on Distributions	06/30/1998	06/30/1998	3.91%	0.49%	15.34%
Institutional Class After Taxes on Distributions and Sale of Fund Shares	—	—	3.07	0.72	13.51

% Total Annual Operating Expense Ratio[4]					Institutional Class
					0.96%

Growth of $50,000

This graph shows the change in value of a hypothetical investment of $50,000 in the Institutional Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

America Movil SAB de CV, Series L	1.3%
MTN Group, Ltd.	1.3
Samsung Electronics Co., Ltd.	1.1
China Mobile, Ltd.	0.8
OAO Gazprom ADR	0.8
Taiwan Semiconductor Manufacturing Co., Ltd.	0.7
Sberbank of Russia	0.6
OTP Bank Rt.	0.6
LUKOIL OAO ADR	0.6
Grupo Financiero Banorte SAB de CV, Class O	0.6

Total	8.4%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

4

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI Frontier Markets Index is an unmanaged index that measures the performance of stock markets with less-developed economies and financial markets than emerging markets, and that typically have more restrictions on foreign stock ownership. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI Brazil Index is designed to measure the performance of the large- and mid-cap segments of the Brazilian equity market. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Institutional Class shares are offered at NAV. Institutional Class shares are subject to a 2% redemption fee at the time of exchange or redemption. Fund performance prior to 2/6/04 is that of its predecessor, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[4]	Source: Fund prospectus.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 – June 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Expenses Paid During Period* (1/1/13 – 6/30/13)	Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$944.20	$4.58	0.95%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,020.10	$4.76	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2012.

6

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Portfolio of Investments

Common Stocks — 97.4%

Security	Shares	Value

Argentina — 0.8%
Arcos Dorados Holdings, Inc., Class A	208,500	$2,435,280
Banco Macro SA, Class B(1)	130,676	266,871
Banco Macro SA, Class B ADR(1)	109,200	1,567,020
BBVA Banco Frances SA(1)	76,594	137,226
BBVA Banco Frances SA ADR(1)	59,599	223,496
Cresud SA ADR	145,131	1,078,323
Grupo Financiero Galicia SA, Class B ADR	218,800	1,122,444
IRSA Inversiones y Representaciones SA	119,544	133,166
IRSA Inversiones y Representaciones SA ADR	57,300	425,739
Ledesma SAAI	259,501	228,848
MercadoLibre, Inc.	70,600	7,607,856
Molinos Rio de la Plata SA, Class B	93,310	391,517
Petrobras Energia SA ADR	551,378	1,995,988
Siderar SAIC	1,803,100	642,739
Telecom Argentina SA ADR	279,000	4,151,520
Telecom Argentina SA, Class B	229,824	998,446
Transportadora de Gas del Sur SA	252,923	122,089

		$23,528,568

Bangladesh — 0.3%
Aftab Automobiles, Ltd.(1)	206,700	$312,700
Bangladesh Export Import Co., Ltd.(1)	2,192,100	1,212,484
BSRM Steels, Ltd.	499,000	522,574
City Bank, Ltd. (The)(1)	1,039,200	279,576
Grameenphone, Ltd.	403,400	958,174
Islami Bank Bangladesh, Ltd.	538,100	271,099
Khulna Power Co., Ltd.	1,150,800	786,221
Lankabangla Finance, Ltd.(1)	500,000	399,740
Malek Spinning Mills, Ltd.(1)	1,020,000	323,029
National Bank, Ltd.	3,298,900	580,303
People’s Leasing and Financial Services, Ltd.	549,900	207,765
Pubali Bank, Ltd.	1,225,900	496,532
Social Islami Bank, Ltd.	1,351,000	277,932
Square Pharmaceuticals, Ltd.	303,550	870,854
Summit Power, Ltd.(1)	682,900	357,117
Titas Gas Transmission & Distribution Co., Ltd.	711,500	753,961
United Airways Bangladesh, Ltd.(1)	6,875,100	1,719,330
United Commercial Bank, Ltd.	885,650	198,651

		$10,528,042

Botswana — 0.4%
Barclays Bank of Botswana	1,308,506	$1,022,387
Botswana Insurance Holdings Ltd.	470,826	577,467

Security	Shares	Value

Botswana (continued)
First National Bank of Botswana	7,511,600	$3,201,262
Letshego Holdings, Ltd.	15,329,252	4,117,675
Sechaba Breweries Ltd.	1,086,400	2,158,828
Sefalana Holding Co.	991,000	569,002
Standard Chartered Bank Botswana	850,790	1,132,167

		$12,778,788

Brazil — 5.7%
AES Tiete SA, PFC Shares	121,216	$1,132,657
All America Latina Logistica SA (Units)	437,900	1,854,552
Anhanguera Educacional Participacoes SA	167,700	981,541
B2W Companhia Global do Varejo(1)	65,600	194,035
Banco Bradesco SA	81,182	1,114,759
Banco Bradesco SA ADR, PFC Shares	235,428	3,062,918
Banco Bradesco SA, PFC Shares	524,096	6,752,755
Banco do Brasil SA	373,999	3,705,881
Banco Santander Brasil SA	168,400	1,023,373
Banco Santander Brasil SA ADR	166,200	1,033,764
BM&F Bovespa SA	652,400	3,581,643
Bombril SA, PFC Shares	92,000	292,531
BR Malls Participacoes SA	167,900	1,501,156
BR Properties SA	85,700	727,817
Bradespar SA, PFC Shares	77,600	696,934
Braskem SA, PFC Shares	61,000	448,885
BRF-Brasil Foods SA	231,666	5,006,357
BRF-Brasil Foods SA ADR	25,600	555,776
Centrais Eletricas Brasileiras SA	254,882	992,639
CETIP SA - Mercados Organizados	107,000	1,088,534
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR, PFC Shares	14,300	650,078
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	31,056	1,391,942
Cia de Bebidas das Americas, PFC Shares	396,825	14,791,017
Cia de Concessoes Rodoviarias SA (CCR)	704,100	5,604,148
Cia de Saneamento Basico do Estado de Sao Paulo	187,800	1,939,145
Cia de Saneamento Basico do Estado de Sao Paulo ADR	63,300	658,953
Cia de Saneamento de Minas Gerais-COPASA	42,400	687,491
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	25,863	386,899
Cia Energetica de Minas Gerais SA, PFC Shares	390,190	3,465,869
Cia Energetica de Sao Paulo, PFC Shares	170,800	1,478,095
Cia Hering	77,400	1,093,004
Cia Paranaense de Energia-Copel, PFC Shares	71,800	888,108
Cia Siderurgica Nacional SA	161,700	436,253
Cia Siderurgica Nacional SA ADR	62,200	172,294
Cielo SA	278,550	6,980,759

7	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Portfolio of Investments — continued

Security	Shares	Value

Brazil (continued)
Contax Participacoes SA, PFC Shares	151,000	$276,102
Cosan SA Industria e Comercio	52,100	1,004,011
CPFL Energia SA	168,500	1,541,258
Cyrela Brazil Realty SA	166,624	1,145,500
Diagnosticos da America SA	179,800	930,688
Duratex SA	153,167	874,514
EcoRodovias Infraestrutura e Logistica SA	135,000	944,428
EDP-Energias do Brasil SA	162,000	811,688
Eletropaulo Metropolitana SA, Class B, PFC Shares	148,868	420,982
Embraer SA	432,832	3,961,023
Embraer SA ADR	26,152	964,747
Embratel Participacoes SA	37,424,000	162,017
Embratel Participacoes SA, PFC Shares	67,000,000	309,125
Fibria Celulose SA(1)	24,585	272,695
Fibria Celulose SA ADR(1)	54,900	608,841
Gafisa SA(1)	271,300	347,735
Gerdau SA ADR	170,900	975,839
Gerdau SA, PFC Shares	161,400	914,288
Gol Linhas Aereas Inteligentes SA, PFC Shares	98,300	319,832
Hypermarcas SA	168,500	1,093,455
Iochpe-Maxion SA	63,000	685,240
Itau Unibanco Holding SA ADR, PFC Shares	123,948	1,601,408
Itau Unibanco Holding SA, PFC Shares	668,620	8,620,879
Itausa-Investimentos Itau SA, PFC Shares	1,344,604	4,971,422
JBS SA	444,227	1,276,131
Klabin SA, PFC Shares	196,300	963,311
Light SA	83,200	578,692
LLX Logistica SA(1)	451,900	202,523
Localiza Rent a Car SA	114,025	1,613,270
Lojas Americanas SA, PFC Shares	375,714	2,614,936
Lojas Renner SA	59,200	1,695,598
Marcopolo SA, PFC Shares	316,500	1,812,746
Metalurgica Gerdau SA, PFC Shares	110,200	784,268
MPX Energia SA(1)	177,600	600,132
MRV Engenharia e Participacoes SA	178,000	524,902
Natura Cosmeticos SA	90,600	1,981,437
OGX Petroleo e Gas Participacoes SA(1)	425,400	150,611
Oi SA ADR	111,652	200,974
Oi SA, PFC Shares	802,742	1,431,830
PDG Realty SA Empreendimentos e Participacoes	920,600	858,157
Petroleo Brasileiro SA	275,200	1,829,034
Petroleo Brasileiro SA ADR	501,900	7,357,854
Petroleo Brasileiro SA, PFC Shares	978,600	7,113,582
Randon Participacoes SA, PFC Shares	169,450	909,009
Souza Cruz SA	169,300	2,090,311
Suzano Papel e Celulose SA	150,500	553,073

Security	Shares	Value

Brazil (continued)
Telefonica Brasil SA ADR	25,500	$581,910
Telefonica Brasil SA, PFC Shares	207,905	4,695,065
Tim Participacoes SA	615,744	2,254,522
Totvs SA	126,500	1,970,052
Tractebel Energia SA	111,600	1,735,005
Ultrapar Participacoes SA	128,848	3,080,665
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	169,000	565,012
Vale SA	189,400	2,470,047
Vale SA ADR, PFC Shares	337,600	4,105,216
Vale SA, PFC Shares	530,292	6,426,197
Vigor Alimentos SA	7	21
Weg SA	177,000	2,234,562

		$177,390,934

Bulgaria — 0.1%
Albena Invest Holding PLC	19,550	$70,255
Bulgartabak Holding	3,450	234,206
CB First Investment Bank AD(1)	54,000	69,492
Chimimport AD(1)	487,988	433,769
Corporate Commercial Bank AD(1)	19,900	1,149,679
Industrial Holding Bulgaria PLC(1)	576,865	340,593
Olovno Tzinkov Komplex AD(1)	33,800	3,453
Petrol AD(1)	76,205	239,617
Sopharma AD	303,500	635,602

		$3,176,666

Chile — 3.0%
Administradora de Fondos de Pensiones Provida SA ADR	14,000	$1,194,200
AES Gener SA	2,591,600	1,688,455
Aguas Andinas SA, Series A	3,047,500	2,170,830
Almendral SA	7,092,000	875,245
Antarchile SA, Series A	61,900	913,788
Banco de Chile	36,265,142	5,232,231
Banco de Chile ADR	20,126	1,752,572
Banco de Credito e Inversiones	61,625	3,626,905
Banco Santander Chile SA ADR	195,549	4,781,173
Besalco SA	494,500	708,097
Cap SA	85,300	1,893,877
Cencosud SA	1,069,300	5,324,927
Cia Cervecerias Unidas SA ADR	73,000	2,088,530
Cia Electro Metalurgica SA	10,000	255,880
Cia General de Electricidad SA	116,110	719,903
Cia Sud Americana de Vapores SA(1)	3,776,256	250,487
Colbun SA	6,397,700	1,679,861

8	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Portfolio of Investments — continued

Security	Shares	Value

Chile (continued)
Corpbanca SA	83,071,400	$956,535
Corpbanca SA ADR	56,666	968,989
Embotelladora Andina SA, Series A ADR	25,100	685,230
Embotelladora Andina SA, Series B ADR	28,200	969,516
Empresa Nacional de Electricidad SA ADR	94,359	4,167,837
Empresas CMPC SA	1,473,900	4,546,012
Empresas Copec SA	532,000	6,963,488
Empresas La Polar SA(1)	560,300	143,370
Enersis SA	2,469,700	813,754
Enersis SA ADR	266,371	4,357,830
ENTEL SA	96,700	1,617,853
Inversiones Aguas Metropolitanas SA	345,300	674,213
Latam Airlines Group SA	106,700	1,810,151
Latam Airlines Group SA ADR	118,400	1,999,776
Latam Airlines Group SA BDR	29,520	477,855
Madeco SA	15,429,800	535,130
Masisa SA	5,792,050	524,425
Parque Arauco SA	898,700	1,963,502
Quinenco SA	324,000	892,825
Ripley Corp. SA	1,302,000	1,145,545
S.A.C.I. Falabella SA	906,300	9,811,337
Salfacorp SA	783,700	1,010,380
Sigdo Koppers SA	852,743	1,695,079
Sociedad Matriz SAAM SA	3,562,881	375,188
Sociedad Quimica y Minera de Chile SA, Series A	20,950	849,464
Sociedad Quimica y Minera de Chile SA, Series B ADR	97,600	3,943,040
Sonda SA	872,100	2,540,514
Vina Concha y Toro SA ADR	25,800	1,005,168

		$92,600,967

China — 8.6%
Agile Property Holdings, Ltd.	486,000	$518,443
Agricultural Bank of China, Ltd., Class H	6,416,000	2,622,785
Air China, Ltd., Class H	1,342,000	957,274
Aluminum Corp. of China, Ltd., Class H(1)	2,052,000	656,897
Angang Steel Co., Ltd., Class H(1)	704,000	344,856
Anhui Conch Cement Co., Ltd., Class H	546,500	1,465,706
Anta Sports Products, Ltd.	711,000	619,906
AsiaInfo-Linkage, Inc.(1)	37,500	432,750
Baidu, Inc. ADR(1)	109,700	10,369,941
Bank of China, Ltd., Class H	16,490,000	6,755,371
Bank of Communications, Ltd., Class H	2,201,300	1,410,600
BBMG Corp., Class H	591,000	362,165
Beijing Capital International Airport Co., Ltd., Class H	596,000	388,059
Beijing Enterprises Holdings, Ltd.	223,500	1,611,282

Security	Shares	Value

China (continued)
BOE Technology Group Co., Ltd., Class B(1)	1,686,360	$389,563
BYD Co., Ltd., Class H(1)	575,000	1,881,688
Chaoda Modern Agriculture Holdings, Ltd.(1)(2)	2,619,660	0
China Agri-Industries Holdings, Ltd.	1,292,000	563,006
China Bluechemical, Ltd., Class H	850,000	514,570
China CITIC Bank Corp., Ltd., Class H	3,411,000	1,566,954
China Coal Energy Co., Class H	1,856,000	965,439
China Communications Construction Co., Ltd., Class H	1,677,000	1,303,590
China Communications Services Corp., Ltd., Class H	718,000	450,412
China Construction Bank Corp., Class H	20,529,580	14,426,511
China COSCO Holdings Co., Ltd., Class H(1)	1,621,650	708,900
China Dongxiang (Group) Co., Ltd.	3,981,000	637,304
China Eastern Airlines Corp., Ltd., Class H(1)	1,436,000	445,359
China Everbright International, Ltd.	1,156,000	891,005
China Everbright, Ltd.	456,000	594,788
China High Speed Transmission Equipment Group Co., Ltd.(1)	672,000	303,055
China International Marine Containers Co., Ltd., Class B(1)	413,812	709,373
China Life Insurance Co., Ltd., Class H	2,107,000	4,893,421
China Longyuan Power Group Corp., Class H	1,303,000	1,339,677
China Mengniu Dairy Co., Ltd.	743,000	2,652,195
China Merchants Bank Co., Ltd., Class H	1,204,500	1,996,773
China Merchants Holdings (International) Co., Ltd.	824,000	2,548,944
China Merchants Property Development Co., Ltd., Class B	588,654	1,678,948
China Minsheng Banking Corp., Ltd., Class H	1,858,000	1,809,298
China Mobile, Ltd.	2,510,400	26,064,040
China National Building Material Co., Ltd., Class H	1,336,000	1,191,912
China Oilfield Services, Ltd., Class H	756,000	1,470,334
China Overseas Land & Investment, Ltd.	1,148,360	2,975,007
China Pacific Insurance (Group) Co., Ltd., Class H	412,000	1,306,155
China Petroleum & Chemical Corp., Class H	10,425,800	7,295,605
China Railway Construction Corp., Class H	947,500	819,362
China Railway Group, Ltd., Class H	2,265,000	1,040,657
China Resources Enterprise, Ltd.	610,000	1,901,548
China Resources Land, Ltd.	536,000	1,452,795
China Resources Power Holdings Co., Ltd.	949,000	2,272,389
China Shenhua Energy Co., Ltd., Class H	1,278,500	3,233,629
China Shipping Container Lines Co., Ltd., Class H(1)	2,352,000	609,578
China Shipping Development Co., Ltd., Class H(1)	736,000	320,372
China Southern Airlines Co., Ltd., Class H	2,064,500	830,164
China Taiping Insurance Holdings Co., Ltd.(1)	277,000	426,076
China Telecom Corp., Ltd., Class H	6,998,000	3,337,563
China Travel International Investment Hong Kong, Ltd.	1,660,000	311,065
China Unicom (Hong Kong), Ltd.	2,326,290	3,067,112

9	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
China Vanke Co., Ltd., Class B	1,185,417	$2,106,389
China Yurun Food Group, Ltd.(1)	926,000	561,912
Chongqing Changan Automobile Co., Ltd., Class B	1,301,443	1,534,939
Citic Pacific, Ltd.	628,000	668,846
CNOOC, Ltd.	6,099,500	10,216,153
Cosco Pacific, Ltd.	802,000	1,024,446
Country Garden Holdings Co.	664,000	342,511
Ctrip.com International, Ltd. ADR(1)	126,200	4,117,906
Datang International Power Generation Co., Ltd., Class H	1,504,000	610,796
Dazhong Transportation Group Co., Ltd., Class B	633,875	392,184
Dongfeng Motor Group Co., Ltd., Class H	1,748,000	2,318,407
FU JI Food and Catering Services Holdings, Ltd.(1)(2)	13,300	0
Golden Eagle Retail Group, Ltd.	516,000	683,976
Great Wall Motor Co., Ltd., Class H	836,750	3,564,970
Guangdong Investment, Ltd.	954,000	829,094
Guangzhou Automobile Group Co., Ltd., Class H	1,506,857	1,414,043
Guangzhou R&F Properties Co., Ltd., Class H	793,200	1,134,801
Hangzhou Steam Turbine Co., Ltd., Class B	426,359	590,910
Huaneng Power International, Inc., Class H	1,972,000	1,956,812
Industrial & Commercial Bank of China, Ltd., Class H	21,755,000	13,634,550
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	392,000	360,181
Inner Mongolia Yitai Coal Co., Ltd., Class B	212,000	1,017,117
Jiangsu Expressway Co., Ltd., Class H	796,000	820,435
Jiangxi Copper Co., Ltd., Class H	519,000	878,256
Kingboard Chemical Holdings, Ltd.	421,200	862,777
Kunlun Energy Co., Ltd.	1,386,000	2,450,271
Lee & Man Paper Manufacturing, Ltd.	876,000	519,497
Lenovo Group, Ltd.	2,596,000	2,349,952
Li Ning Co., Ltd.(1)	1,335,750	662,446
Lianhua Supermarket Holdings Ltd., Class H	378,000	205,445
Lonking Holdings, Ltd.(1)	2,438,000	479,772
Maanshan Iron & Steel Co., Ltd., Class H(1)	1,389,000	310,955
Mindray Medical International, Ltd. ADR	51,000	1,909,950
NetEase.com, Inc. ADR	41,300	2,608,921
New Oriental Education & Technology Group, Inc. ADR	228,500	5,061,275
Nine Dragons Paper Holdings, Ltd.	820,000	525,593
Parkson Retail Group, Ltd.	1,024,000	425,011
PetroChina Co., Ltd., Class H	7,392,300	8,015,880
PICC Property & Casualty Co., Ltd., Class H	926,000	1,039,469
Ping An Insurance (Group) Co. of China, Ltd., Class H	509,000	3,397,925
Poly Property Group Co., Ltd.	502,000	270,582
Qingling Motors Co., Ltd., Class H	1,448,966	359,139
Renhe Commercial Holdings Co., Ltd.(1)	4,180,000	238,761
Semiconductor Manufacturing International Corp.(1)	12,412,000	911,902

Security	Shares	Value

China (continued)
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,320,000	$1,434,728
Shanghai Diesel Engine Co., Ltd., Class B	854,400	651,986
Shanghai Electric Group Co., Ltd., Class H	1,644,000	549,694
Shanghai Haixin Group Co., Ltd., Class B(1)	545,000	284,210
Shanghai Industrial Holdings, Ltd.	291,000	896,350
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B	574,800	740,165
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	863,200	308,623
Shimao Property Holdings, Ltd.	532,000	1,049,229
SINA Corp.(1)	25,700	1,432,261
Sino-Ocean Land Holdings, Ltd.	1,370,500	735,276
Sinofert Holdings, Ltd.	1,300,000	216,158
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,628,000	541,832
Sinopec Yizheng Chemical Fibre Co., Ltd., Class H	3,201,000	897,670
Sinopharm Group Co., Ltd., Class H	472,400	1,180,608
Sohu.com, Inc.(1)	27,300	1,682,226
Tencent Holdings, Ltd.	379,100	14,802,796
Tingyi (Cayman Islands) Holding Corp.	1,184,000	3,088,193
Travelsky Technology, Ltd., Class H	1,218,000	771,838
Tsingtao Brewery Co., Ltd., Class H	1,124,000	8,023,839
Want Want China Holdings, Ltd.	3,531,000	4,958,264
Weichai Power Co., Ltd., Class H	226,800	662,553
Wumart Stores, Inc., Class H	360,000	655,766
Yangzijiang Shipbuilding Holdings, Ltd.	1,652,000	1,078,233
Yantai Changyu Pioneer Wine Co., Ltd., Class B	135,132	620,107
Yanzhou Coal Mining Co., Ltd., Class H	846,000	600,240
Zhejiang Expressway Co., Ltd., Class H	870,000	708,348
Zhuzhou CSR Times Electric Co., Ltd., Class H	288,000	721,325
Zijin Mining Group Co., Ltd., Class H	3,148,000	558,930
ZTE Corp., Class H(1)	590,616	940,597

		$265,889,373

Colombia — 1.6%
Almacenes Exito SA	483,055	$8,043,857
Banco Davivienda SA, PFC Shares	91,700	1,105,161
Banco de Bogota	47,700	1,712,716
Bancolombia SA ADR, PFC Shares	127,200	7,186,800
Bolsa de Valores de Colombia	11,328,600	167,422
Cementos Argos SA	284,000	1,179,340
Cia Colombiana de Inversiones SA	566,260	1,429,142
Corporacion Financiera Colombiana SA	71,226	1,334,317
Ecopetrol SA	2,283,100	4,847,333
Empresa de Energia de Bogota SA	1,704,472	1,215,145
Empresa de Telecommunicaciones de Bogota SA	2,267,738	475,571
Fabricato SA(1)	34,115,900	212,150

10	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Portfolio of Investments — continued

Security	Shares	Value

Colombia (continued)
Grupo Argos SA	341,000	$3,407,010
Grupo Argos SA, PFC Shares	106,740	1,072,019
Grupo Aval Acciones y Valores SA	1,723,100	1,214,976
Grupo de Inversiones Suramericana	238,300	4,637,815
Grupo Nutresa SA	236,463	2,950,735
Grupo Odinsa SA	108,356	505,218
Interconexion Electrica SA	661,500	2,605,815
ISAGEN SA ESP(1)	1,706,300	2,286,391
Tableros y Maderas de Caldas	76,861,529	269,779

		$47,858,712

Croatia — 0.4%
Adris Grupa DD, PFC Shares	45,000	$2,218,241
Atlantic Grupa DD	3,250	324,519
Atlantska Plovidba DD(1)	15,437	867,525
Croatia Osiguranje DD(1)	160	191,540
Dalekovod DD(1)	20,940	74,322
Ericsson Nikola Tesla	5,610	1,424,046
Hrvatski Telekom DD	159,850	4,984,224
Institut IGH DD(1)	2,210	71,268
Koncar-Elektroindustrija DD	3,504	436,569
Kras DD	4,595	331,363
Petrokemija DD(1)	17,450	604,430
Podravka Prehrambena Industrija DD(1)	25,750	1,057,945
Privredna Banka Zagreb DD	3,310	277,850
Zagrebacka Banka DD(1)	30,550	167,881

		$13,031,723

Czech Republic — 1.5%
CEZ AS	675,170	$16,185,468
Komercni Banka AS	75,140	13,948,624
Komercni Banka AS GDR	27,154	1,680,447
New World Resources PLC, Class A	860,500	780,080
Pegas Nonwovens SA	48,000	1,244,506
Philip Morris CR AS	6,510	3,653,038
Telefonica 02 Czech Republic AS	466,500	6,414,658
Unipetrol AS(1)	419,700	3,611,920

		$47,518,741

Egypt — 1.3%
Alexandria Mineral Oils Co.	100,200	$898,095
Arab Cotton Ginning	1,880,400	653,062
Citadel Capital Co.(1)	1,207,400	427,034
Commercial International Bank	1,516,590	6,191,103
Eastern Tobacco	55,400	720,884

Security	Shares	Value

Egypt (continued)
Egypt Kuwaiti Holding Co.	1,268,451	$887,330
Egyptian Financial & Industrial Co.(1)	137,064	155,796
Egyptian Financial Group-Hermes Holding SAE(1)	884,525	930,423
Egyptian International Pharmaceutical Industrial Co.	153,932	938,625
Egyptian Resorts Co.(1)	4,213,900	419,205
El Ezz Aldekhela Steel Alexa Co.	4,750	291,896
El Kahera Housing & Development Co. SAE	234,800	163,740
El Sewedy Cables Holding Co.	102,921	256,520
El Watany Bank of Egypt	19,900	42,160
Ezz Steel	1,247,000	1,375,096
Ghabbour Auto	345,862	1,329,484
Juhayna Food Industries	1,967,600	2,621,062
Maridive & Oil Services SAE(1)	689,196	620,901
Medinet Nasr for Housing(1)	64,686	201,150
Misr Cement (Qena)	18,251	172,318
National Societe General Bank	219,998	807,487
Nile Cotton Ginning Co.(1)(2)	125,000	0
Orascom Construction Industries (OCI)(1)	253,201	8,657,454
Orascom Telecom Holding SAE(1)	9,908,210	5,370,141
Orascom Telecom Media and Technology Holding SAE	7,318,810	406,007
Oriental Weavers Co.	255,681	730,953
Pioneers Holding(1)	1,151,800	467,123
Sidi Kerir Petrochemicals Co.	679,500	1,199,177
Six of October Development & Investment Co.(1)	126,753	271,948
South Valley Cement(1)	485,000	219,264
Suez Cement Co.	138,000	405,736
Talaat Moustafa Group(1)	2,751,160	1,581,901
Telecom Egypt	1,323,400	2,174,228

		$41,587,303

Estonia — 0.4%
AS Baltika(1)	226,000	$273,033
AS Merko Ehitus	75,000	627,762
AS Nordecon International(1)	223,282	318,418
AS Olympic Entertainment Group	803,899	1,902,996
AS Tallink Group	5,354,470	6,498,572
AS Tallinna Kaubamaja	202,800	1,498,296
AS Tallinna Vesi	35,235	460,304

		$11,579,381

Ghana — 0.3%
Aluworks Ghana, Ltd.(1)	5,176,100	$152,988
CAL Bank, Ltd.	4,406,554	1,793,342
Ghana Commercial Bank, Ltd.	1,384,370	3,136,538
HFC Bank Ghana, Ltd.	3,899,473	1,056,507

11	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Portfolio of Investments — continued

Security	Shares	Value

Ghana (continued)
Produce Buying Co., Ltd.	650,000	$76,847
SG-SSB, Ltd.	740,000	313,498
Standard Chartered Bank of Ghana, Ltd.	207,600	1,430,735
Unilever Ghana, Ltd.	249,000	1,846,034

		$9,806,489

Hungary — 1.7%
EGIS Pharmaceuticals PLC	22,378	$2,159,754
Magyar Telekom Rt.	3,899,234	5,844,926
Magyar Telekom Rt. ADR	37,300	279,750
MOL Hungarian Oil & Gas Rt.	192,245	14,350,142
OTP Bank Rt.	916,700	19,174,733
Richter Gedeon Rt.	77,822	11,632,920

		$53,442,225

India — 6.1%
ABB, Ltd.	23,000	$238,133
ACC, Ltd.	28,800	593,736
Adani Enterprises, Ltd.	139,500	488,447
Adani Ports and Special Economic Zone, Ltd.	551,200	1,407,401
Adani Power, Ltd.(1)	700,600	485,812
Aditya Birla Nuvo, Ltd.	14,406	256,047
Allahabad Bank, Ltd.	271,700	413,680
Andhra Bank	192,000	264,943
Apollo Hospitals Enterprise, Ltd.	61,400	1,095,560
Ashok Leyland, Ltd.	614,926	206,373
Asian Paints, Ltd.	20,200	1,567,969
Axis Bank, Ltd.	150,000	3,335,306
Bajaj Auto, Ltd.	42,600	1,376,339
Bajaj Holdings & Investment, Ltd.	11,100	150,286
Balrampur Chini Mills, Ltd.(1)	332,600	216,669
Bank of India	165,100	641,939
Bharat Forge, Ltd.	42,200	157,177
Bharat Heavy Electricals, Ltd.	452,800	1,326,032
Bharat Petroleum Corp., Ltd.	134,400	829,508
Bharti Airtel, Ltd.	1,511,800	7,362,713
Biocon, Ltd.	78,400	369,801
Cairn India, Ltd.	328,800	1,597,023
Canara Bank, Ltd.	130,000	793,185
Century Textiles & Industries, Ltd.	50,000	222,453
Cipla, Ltd.	207,400	1,361,355
Coal India, Ltd.	372,500	1,893,187
Colgate-Palmolive (India), Ltd.	23,100	528,039
Container Corp. of India, Ltd.	46,600	866,024
Cummins India, Ltd.	68,800	526,547

Security	Shares	Value

India (continued)
Dabur India, Ltd.	278,000	$729,534
Divi’s Laboratories, Ltd.	24,900	416,155
Dr. Reddy’s Laboratories, Ltd.	24,300	907,505
Dr. Reddy’s Laboratories, Ltd. ADR	26,800	1,013,576
Essar Oil, Ltd.(1)	347,500	354,015
GAIL (India), Ltd.	250,150	1,330,335
GAIL (India), Ltd. GDR(3)	25,050	822,892
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	313,793
Glenmark Pharmaceuticals, Ltd.	114,000	1,043,135
GMR Infrastructure, Ltd.(1)	1,192,200	350,963
Grasim Industries, Ltd. GDR(3)	13,300	614,418
Great Eastern Shipping Co., Ltd. (The)	56,700	205,557
Gujarat Ambuja Cements, Ltd.	429,400	1,342,747
HCL Technologies, Ltd.	110,800	1,436,777
HDFC Bank, Ltd.	562,500	6,273,656
Hero MotoCorp, Ltd.	51,542	1,443,826
Hindalco Industries, Ltd.	491,910	816,737
Hindustan Petroleum Corp., Ltd.	98,600	420,426
Hindustan Unilever, Ltd.	588,309	5,783,938
Hindustan Zinc, Ltd.	199,000	343,664
Housing Development & Infrastructure, Ltd.(1)	814,901	507,782
Housing Development Finance Corp., Ltd.	730,700	10,609,758
ICICI Bank, Ltd.	246,100	4,370,973
ICICI Bank, Ltd. ADR	29,200	1,116,900
IDBI Bank, Ltd.	346,300	413,372
Idea Cellular, Ltd.(1)	1,065,701	2,556,765
IDFC, Ltd.	924,800	1,980,819
Indiabulls Infrastructure and Power, Ltd.(1)	620,095	35,839
Indiabulls Real Estate, Ltd.	618,600	652,500
Indian Hotels Co., Ltd.	173,820	141,382
Indian Oil Corp., Ltd.	221,900	873,300
Infosys, Ltd.	340,151	14,164,787
ITC, Ltd.	1,223,800	6,627,400
Jain Irrigation Systems, Ltd.	169,800	147,439
Jaiprakash Associates, Ltd.	1,049,550	943,902
Jindal Steel & Power, Ltd.	257,300	931,973
JSW Energy, Ltd.	590,877	430,440
JSW Steel, Ltd.	73,900	811,045
Kotak Mahindra Bank, Ltd.	208,400	2,530,529
Lanco Infratech, Ltd.(1)	2,031,400	232,362
Larsen & Toubro, Ltd.	51,600	1,217,619
Larsen & Toubro, Ltd. GDR(3)	48,000	1,125,177
LIC Housing Finance, Ltd.	295,400	1,261,899
Lupin, Ltd.	97,200	1,273,050
Mahindra & Mahindra, Ltd.	167,400	2,720,271
Maruti Suzuki India, Ltd.	50,500	1,299,906

12	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Portfolio of Investments — continued

Security	Shares	Value

India (continued)
Motor Industries Co., Ltd.	3,900	$588,909
Mphasis, Ltd.	53,500	332,638
Nestle India, Ltd.	12,100	988,075
NHPC, Ltd.	2,174,100	678,438
Nicholas Piramal India, Ltd.	41,782	399,874
NTPC, Ltd.	1,722,800	4,169,195
Oil & Natural Gas Corp., Ltd.	1,236,700	6,855,719
Oracle Financial Service Software, Ltd.(1)	4,000	181,155
Petronet LNG, Ltd.	216,300	453,168
Power Grid Corporation of India, Ltd.	1,297,000	2,420,056
Punjab National Bank, Ltd.	13,000	141,920
Ranbaxy Laboratories, Ltd.(1)	26,000	135,328
Ranbaxy Laboratories, Ltd. GDR(1)(3)	70,500	377,444
Reliance Capital, Ltd.	177,900	1,004,592
Reliance Communications, Ltd.	945,300	1,869,125
Reliance Industries, Ltd.	866,412	12,489,683
Reliance Industries, Ltd. GDR(4)	42,816	1,229,888
Reliance Infrastructure, Ltd.	234,800	1,378,037
Reliance Power, Ltd.(1)	950,100	1,031,926
Satyam Computer Services, Ltd.(1)	487,300	1,000,004
Sesa Goa, Ltd.	232,700	561,148
Siemens India, Ltd.	57,800	548,607
State Bank of India	31,300	1,025,240
State Bank of India GDR	28,800	1,920,949
Steel Authority of India, Ltd.	409,100	348,283
Sterlite Industries (India), Ltd.	557,900	794,357
Sun Pharmaceuticals Industries, Ltd.	248,000	4,202,311
Tata Chemicals, Ltd.	58,600	277,462
Tata Communications, Ltd.	47,000	126,559
Tata Consultancy Services, Ltd.	342,480	8,751,113
Tata Motors, Ltd.	514,600	2,403,476
Tata Motors, Ltd. ADR	19,800	464,112
Tata Power Co., Ltd.	1,253,200	1,814,278
Tata Steel, Ltd.	230,900	1,061,297
Tata Tea, Ltd.	156,000	353,589
Titan Industries, Ltd.	248,000	928,963
UltraTech Cement, Ltd.	37,900	1,194,950
United Phosphorus, Ltd.	237,900	544,585
United Spirits, Ltd.	47,500	1,738,490
Voltas, Ltd.	224,100	306,087
Wipro, Ltd.	432,540	2,539,734
Wipro, Ltd. ADR	24,173	175,979
Zee Entertainment Enterprises, Ltd.	413,300	1,645,335

		$186,964,600

Security	Shares	Value

Indonesia — 3.3%
Adaro Energy Tbk PT	17,548,000	$1,508,687
Agis Tbk PT(1)	9,301,000	374,139
AKR Corporindo Tbk PT	3,335,000	1,770,453
Aneka Tambang Tbk PT	8,587,500	863,645
Astra Argo Lestari Tbk PT	326,500	645,782
Astra International Tbk PT	11,815,000	8,305,765
Bakrieland Development Tbk PT(1)	28,008,000	140,425
Bank Central Asia Tbk PT	9,364,000	9,387,238
Bank Danamon Indonesia Tbk PT	2,391,681	1,406,503
Bank Mandiri Tbk PT	5,382,500	4,854,671
Bank Negara Indonesia Persero Tbk PT	4,837,000	2,081,913
Bank Pan Indonesia Tbk PT(1)	3,525,272	251,638
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,752,000	444,442
Bank Rakyat Indonesia Tbk PT	6,872,500	5,335,804
Barito Pacific Tbk PT(1)	5,662,500	221,648
Bhakti Investama Tbk PT	14,228,500	682,396
Bumi Resources Tbk PT	19,365,000	1,063,474
Charoen Pokphand Indonesia Tbk PT	1,868,500	964,736
Delta Dunia Makmur Tbk PT(1)	18,948,000	254,772
Gudang Garam Tbk PT	386,000	1,962,484
Harum Energy Tbk PT	961,000	291,274
Holcim Indonesia Tbk PT	1,828,000	449,835
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	3,326,500	373,316
Indo Tambangraya Megah Tbk PT	389,500	1,100,417
Indocement Tunggal Prakarsa Tbk PT	2,019,000	4,957,643
Indofood CBP Sukses Makmur Tbk PT	1,273,000	1,559,141
Indofood Sukses Makmur Tbk PT	3,477,000	2,564,715
Indosat Tbk PT	2,085,500	1,100,436
Jasa Marga (Persero) Tbk PT	3,247,500	1,971,331
Kalbe Farma Tbk PT	19,815,000	2,860,432
Lippo Karawaci Tbk PT	11,794,000	1,801,912
Matahari Putra Prima Tbk PT	1,600,000	470,067
Medco Energi Internasional Tbk PT	1,397,000	237,064
Perusahaan Gas Negara Tbk PT	11,929,000	6,896,038
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	4,008,000	692,288
Ramayana Lestari Sentosa Tbk PT	6,516,500	849,555
Semen Gresik (Persero) Tbk PT	3,258,000	5,595,598
Surya Semesta Internusa Tbk PT	9,232,000	1,203,242
Tambang Batubara Bukit Asam Tbk PT	948,000	1,261,680
Telekomunikasi Indonesia Tbk PT	11,745,160	13,080,094
Trada Maritime Tbk PT(1)	4,447,500	625,381
Unilever Indonesia Tbk PT	801,700	2,475,995
United Tractors Tbk PT	2,543,500	4,643,410

13	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Portfolio of Investments — continued

Security	Shares	Value

Indonesia (continued)
Vale Indonesia Tbk PT	2,462,000	$499,666
XL Axiata Tbk PT	2,104,500	1,020,898

		$101,102,043

Jordan — 0.8%
Arab Bank PLC	1,011,165	$9,487,670
Arab Potash Co. PLC	54,500	3,321,355
Bank of Jordan	262,189	855,468
Capital Bank of Jordan(1)	550,456	846,850
Jordan Ahli Bank(1)	356,510	575,201
Jordan Petroleum Refinery	215,375	1,481,283
Jordan Phosphate Mines	84,500	1,179,748
Jordan Steel	269,400	584,591
Jordan Telecom Corp.	207,500	1,307,171
Jordanian Electric Power Co.	467,701	2,074,885
Royal Jordanian Airlines(1)	209,700	189,887
Taameer Jordan Holdings PSC(1)	1,153,700	228,929
Union Land Development(1)	360,100	2,117,787

		$24,250,825

Kazakhstan — 0.7%
Eurasian Natural Resources Corp.	1,165,200	$3,632,376
Halyk Savings Bank of Kazakhstan JSC GDR(3)	716,100	5,283,840
Kazakhmys PLC	733,100	2,893,626
Kazkommertsbank JSC GDR(1)(3)	228,600	401,283
KazMunaiGas Exploration Production GDR(3)	420,226	6,347,157
Kcell JSC GDR(3)	217,746	3,253,948
Zhaikmunai, LP GDR(3)	101,200	1,113,218

		$22,925,448

Kenya — 0.9%
Athi River Mining, Ltd.	2,806,000	$2,152,962
Bamburi Cement Co., Ltd.	460,041	1,149,975
Barclays Bank of Kenya, Ltd.	6,659,520	1,219,345
Centum Investment Co., Ltd.(1)	977,680	251,302
Co-operative Bank of Kenya, Ltd. (The)	8,812,080	1,588,562
East African Breweries, Ltd.	1,791,940	7,075,890
Equity Bank, Ltd.	6,675,000	2,421,214
KenolKobil, Ltd.	3,831,500	391,851
Kenya Airways, Ltd.	1,598,400	185,183
Kenya Commercial Bank, Ltd.	5,812,860	2,505,746
Kenya Electricity Generating Co., Ltd.	1,449,600	252,410
Kenya Power & Lighting, Ltd.	8,246,893	1,370,113
Mumias Sugar Co., Ltd.	3,556,814	170,312

Security	Shares	Value

Kenya (continued)
Nation Media Group, Ltd.	363,576	$1,273,018
NIC Bank, Ltd.	775,432	482,323
Safaricom, Ltd.	72,568,900	5,583,769
Standard Chartered Bank Kenya, Ltd.	309,721	1,045,373

		$29,119,348

Kuwait — 1.7%
Abyaar Real Estate Development(1)	1,440,000	$294,593
Agility Public Warehousing Co. KSC	997,500	2,209,991
Ahli United Bank	230,422	605,799
Al Ahli Bank of Kuwait KSC	122,180	224,309
Al Safwa Group Holding Co. KSC(1)(2)	7,920,000	0
Al-Mazaya Holding Co.(1)	520,000	227,382
Al-Qurain Petrochemicals Co.	1,460,000	1,054,491
Boubyan Petrochemicals Co.	1,875,000	4,066,223
Burgan Bank SAK	729,061	1,535,713
Combined Group Contracting Co.	119,185	531,240
Commercial Bank of Kuwait SAK(1)	845,000	2,033,776
Commercial Real Estate Co. KSCC	2,369,266	801,281
Gulf Bank(1)	1,340,325	1,836,177
Gulf Cable and Electrical Industries Co.	165,000	585,016
Hits Telecom Holding KSC(1)	1,320,000	310,979
Kuwait Finance House KSC	2,126,635	4,901,690
Kuwait Foods Co. (Americana)	462,500	3,475,124
Kuwait International Bank	818,000	875,253
Kuwait Pipes Industries & Oil Services Co.(1)	800,000	301,532
Kuwait Portland Cement Co.	192,500	733,141
Kuwait Projects Co. Holdings KSC	918,926	1,614,697
Kuwait Real Estate Co.(1)	1,720,000	495,149
Mabanee Co. SAKC	796,070	3,006,744
Mena Holding Group(1)(2)	30,000	0
Mobile Telecommunications Co.	3,110,000	7,254,962
National Bank of Kuwait SAK	2,319,496	7,620,998
National Industries Group Holding(1)	3,447,500	3,046,889
National Investment Co.(1)	645,000	371,787
National Real Estate Co.(1)	598,290	363,563
Sultan Center Food Products Co.(1)	2,160,000	848,749

		$51,227,248

Latvia — 0.0%(5)
Grindeks(1)	12,000	$139,884
Latvian Shipping Co.(1)	96,000	52,312

		$192,196

14	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Portfolio of Investments — continued

Security	Shares	Value

Lebanon — 0.2%
Banque Audi sal-Audi Saradar Group	246,610	$1,528,095
Byblos Bank	838,110	1,280,010
Solidere, Class A	275,848	3,095,720
Solidere, Class B	5,516	61,827

		$5,965,652

Lithuania — 0.1%
Apranga PVA	363,680	$1,153,848
Bankas Snoras(2)	1,114,759	0
Invalda Privatus Kapitalas AB	32,177	110,990
Invalda PVA(1)	38,623	133,078
Klaipedos Nafta PVA	1,576,663	701,426
Lesto AB	338,936	284,155
Lietuvos Dujos	200,000	155,067
Panevezio Statybos Trestas	323,592	478,332
Pieno Zvaigzdes	94,000	251,340
Rokiskio Suris	177,000	344,893
Siauliu Bankas	880,702	302,823

		$3,915,952

Malaysia — 3.5%
Aeon Co. (M) Bhd	184,200	$863,588
Affin Holdings Bhd	236,000	324,865
Airasia Bhd	1,089,900	1,096,653
Alliance Financial Group Bhd	330,800	554,196
AMMB Holdings Bhd	615,900	1,427,727
Axiata Group Bhd	1,791,575	3,752,158
Batu Kawan Bhd	100,300	592,920
Berjaya Corp. Bhd	2,498,100	461,483
Berjaya Sports Toto Bhd	454,988	629,356
Boustead Holdings Bhd	412,500	683,794
British American Tobacco Malaysia Bhd	89,100	1,676,255
Bumi Armada Bhd(1)	465,200	570,910
Bursa Malaysia Bhd	224,600	536,534
CIMB Group Holdings Bhd	1,425,966	3,717,255
Dialog Group Bhd	2,232,664	1,988,292
Digi.com Bhd	1,538,000	2,313,117
Felda Global Ventures Holdings Bhd	1,136,300	1,624,543
Gamuda Bhd	1,983,700	2,972,026
Genting Bhd	1,303,300	4,291,762
Genting Plantations Bhd	261,000	761,013
Hong Leong Bank Bhd	256,700	1,125,938
Hong Leong Financial Group Bhd	136,200	621,264
IGB Corp. Bhd	315,120	248,133
IHH Healthcare Bhd(1)	1,459,900	1,825,009

Security	Shares	Value

Malaysia (continued)
IJM Corp. Bhd	1,328,220	$2,372,193
IOI Corp. Bhd	1,684,968	2,903,458
KLCC Property Holdings Bhd	250,000	538,060
KNM Group Bhd(1)	3,198,075	464,656
Kuala Lumpur Kepong Bhd	293,050	2,012,551
Kulim (Malaysia) Bhd	792,800	865,298
Lafarge Malayan Cement Bhd	789,960	2,542,568
Landmarks Bhd(1)	576,800	202,224
Malayan Banking Bhd	1,462,286	4,797,517
Malaysia Airports Holdings Bhd	200,000	399,735
Malaysian Airline System Bhd(1)	7,714,733	742,678
Malaysian Resources Corp. Bhd	1,861,700	898,118
Maxis Bhd	1,255,300	2,728,562
Media Prima Bhd	567,300	499,302
MISC Bhd(1)	638,440	1,028,716
MMC Corp. Bhd	662,000	563,577
Muhibbah Engineering (M) Bhd	1,581,000	867,473
Multi-Purpose Holdings Bhd	617,940	704,808
Parkson Holdings Bhd	570,622	705,006
Petronas Chemicals Group Bhd	2,816,700	5,898,490
Petronas Dagangan Bhd	422,400	3,376,807
Petronas Gas Bhd	268,500	1,775,102
PPB Group Bhd	300,400	1,344,489
Public Bank Bhd	706,298	3,806,800
Resorts World Bhd	1,977,000	2,427,374
RHB Capital Bhd	497,700	1,355,847
Sapurakencana Petroleum Bhd(1)	3,722,052	4,802,121
Sime Darby Bhd	3,012,009	9,107,417
Sunway Bhd	378,040	422,290
Sunway Real Estate Investment Trust	1,028,200	501,079
Supermax Corp. Bhd	500,000	311,470
Ta Ann Holdings Bhd	355,899	430,725
Tan Chong Motor Holdings Bhd	219,000	454,223
Telekom Malaysia Bhd	1,020,100	1,742,991
Tenaga Nasional Bhd	1,261,531	3,310,169
Top Glove Corp. Bhd	210,000	414,539
UEM Land Holdings Bhd	584,700	575,239
UMW Holdings Bhd	391,900	1,806,036
Unisem (M) Bhd	1,851,400	554,906
Wah Seong Corp. Bhd	688,956	397,002
WCT Bhd	804,425	724,739
YTL Corp. Bhd	2,626,518	1,376,050
YTL Power International Bhd	1,521,299	768,798

		$108,179,994

15	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Portfolio of Investments — continued

Security	Shares	Value

Mauritius — 0.6%
CIM Financial Services, Ltd.	1,310,985	$264,369
Ireland Blyth, Ltd.	64,209	183,932
LUX Island Resorts, Ltd.(1)	720,980	509,303
Mauritius Commercial Bank	1,535,695	9,182,999
New Mauritius Hotels, Ltd.(1)	1,267,600	2,854,905
Rogers & Co., Ltd.	48,555	282,194
State Bank of Mauritius, Ltd.	138,974,900	4,604,810
Sun Resorts, Ltd.(1)	656,202	613,678
Terra Mauricia, Ltd.	464,700	619,032
United Basalt Products, Ltd.	102,150	322,537

		$19,437,759

Mexico — 6.2%
Alfa SAB de CV, Series A	4,733,120	$11,382,179
America Movil SAB de CV, Series L	35,916,722	39,083,753
Bolsa Mexicana de Valores SAB de CV	520,000	1,293,032
Cemex SAB de CV, Series CPO(1)	13,206,124	14,003,692
Coca-Cola Femsa SA de CV, Series L	124,400	1,750,775
Compartamos SAB de CV	2,866,100	4,948,092
Embotelladoras Arca SAB de CV	368,800	2,826,885
Empresas ICA SAB de CV(1)	952,500	1,800,991
Fibra Uno Administracion SA de CV	432,100	1,450,955
Fomento Economico Mexicano SAB de CV, Series UBD	1,424,800	14,756,620
Genomma Lab Internacional SA de CV(1)	885,300	1,748,402
Grupo Aeroportuario del Pacifico SAB de CV, Class B	217,800	1,108,376
Grupo Aeroportuario del Sureste SAB de CV, Class B	207,626	2,317,024
Grupo Bimbo SA de CV, Series A	1,783,208	5,408,477
Grupo Carso SA de CV, Series A1	927,400	4,424,626
Grupo Comercial Chedraui SA de CV	208,900	775,468
Grupo Elektra SA de CV	49,226	1,633,591
Grupo Financiero Banorte SAB de CV, Class O	2,962,300	17,694,996
Grupo Financiero Inbursa SAB de CV, Class O	4,395,216	9,667,308
Grupo Mexico SAB de CV, Series B	3,476,974	10,062,669
Grupo Televisa SAB, Series CPO	1,715,518	8,540,883
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,134,930	2,714,383
Industrias CH SAB de CV, Series B(1)	158,452	1,047,995
Industrias Penoles SA de CV	127,829	3,808,101
Inmuebles Carso SAB de CV(1)	927,400	823,086
Kimberly-Clark de Mexico SAB de CV, Class A	1,292,610	4,239,717
Mexichem SAB de CV	1,029,307	4,268,175
Minera Frisco SAB de CV(1)	873,200	2,616,072
Organizacion Soriana SAB de CV, Class B	166,700	625,891
Promotora y Operadora de Infraestructura SAB de CV(1)	221,200	2,031,309
Ternium SA ADR	21,000	475,230

Security	Shares	Value

Mexico (continued)
TV Azteca SAB de CV, Series CPO	1,018,565	$539,254
Wal-Mart de Mexico SAB de CV, Series V	4,372,764	12,256,948

		$192,124,955

Morocco — 0.9%
Alliances Developpement Immobilier SA	19,684	$988,599
Attijariwafa Bank	114,300	4,384,049
Banque Centrale Populaire	97,200	2,171,125
Banque Marocaine du Commerce Exterieur (BMCE)	98,500	2,304,633
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	3,830	354,302
Compagnie Generale Immobiliere	8,100	507,781
Cosumar Compagnie Sucriere Marocaine et de Raffinage	2,337	505,132
Delta Holding SA	35,000	114,396
Douja Promotion Groupe Addoha SA	294,373	1,648,451
Holcim Maroc SA	6,422	1,162,407
Label Vie(1)	3,700	640,605
Lafarge Ciments	10,400	1,184,310
Managem	7,900	1,250,747
Maroc Telecom	630,216	7,316,544
Samir(1)	19,247	565,568
SONASID (Societe Nationale de Siderurgie)(1)	5,872	393,069
Wafa Assurance	3,400	1,133,863

		$26,625,581

Nigeria — 1.0%
Access Bank PLC	19,508,511	$1,306,127
Afriland Properties PLC(1)(2)	1,112,557	0
Ashaka Cement PLC	2,905,875	434,795
Cadbury Nigeria PLC	1,333,333	468,330
Dangote Cement PLC	2,384,961	2,694,411
Dangote Sugar Refinery PLC	7,275,654	510,268
Diamond Bank PLC(1)	12,314,600	456,882
Ecobank Transnational, Inc.	8,985,992	823,597
First Bank of Nigeria PLC	25,692,210	2,819,254
First City Monument Bank PLC(1)	15,346,235	446,515
Flour Mills of Nigeria PLC	710,208	370,858
Guaranty Trust Bank PLC	25,044,700	3,734,839
Guiness Nigeria PLC	507,134	796,937
Lafarge Cement WAPCO Nigeria PLC	2,504,600	1,292,809
Nestle Nigeria PLC	275,100	1,637,725
Nigerian Breweries PLC	3,079,300	2,955,422
Oando PLC(1)	8,603,569	686,848
PZ Cussons Nigeria PLC	2,463,540	604,929

16	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Portfolio of Investments — continued

Security	Shares	Value

Nigeria (continued)
Skye Bank PLC	16,739,600	$491,480
UAC of Nigeria PLC	5,041,100	1,732,341
Unilever Nigeria PLC	2,750,000	980,921
Union Bank of Nigeria PLC(1)	2,936,181	224,464
United Bank for Africa PLC	36,714,397	1,835,872
Zenith Bank PLC	25,112,737	3,057,398

		$30,363,022

Oman — 0.9%
Bank Dhofar SAOG	1,309,123	$1,228,821
Bank Muscat SAOG	3,751,865	5,681,025
Bank Sohar SAOG	3,584,090	1,792,036
Dhofar International Development & Investment Holding Co.	256,825	338,611
Galfar Engineering & Contracting SAOG	1,240,540	1,171,356
HSBC Bank Oman SAOG	1,838,477	912,859
National Bank of Oman SAOG	1,669,660	1,168,146
Oman Cables Industry SAOG	112,400	543,726
Oman Cement Co. SAOG	768,532	1,461,225
Oman Flour Mills Co. SAOG	543,700	895,276
Oman Telecommunications Co. SAOG	1,316,260	5,132,778
Omani Qatari Telecommunications Co. SAOG	671,100	854,560
Ominvest	1,000,405	1,139,555
Raysut Cement Co. SAOG	548,810	2,740,562
Renaissance Services SAOG(1)	1,210,599	1,876,428
Shell Oman Marketing Co. SAOG	66,100	372,941

		$27,309,905

Pakistan — 0.8%
Adamjee Insurance Co., Ltd.	235,620	$179,614
Attock Petroleum, Ltd.	99,000	561,870
Bank Alfalah, Ltd.	2,732,394	501,283
D.G. Khan Cement Co., Ltd.	850,320	713,224
Engro Corp., Ltd.(1)	542,116	661,860
Fauji Fertilizer Bin Qasim, Ltd.	841,000	316,657
Fauji Fertilizer Co., Ltd.	1,336,114	1,441,718
Habib Bank, Ltd.	241,576	288,958
Hub Power Co., Ltd.	5,718,400	3,534,556
Kot Addu Power Co., Ltd.	1,343,500	835,209
Lucky Cement, Ltd.	620,400	1,302,456
Millat Tractors, Ltd.	49,390	260,568
Muslim Commercial Bank, Ltd.	1,949,832	4,739,163
National Bank of Pakistan	1,361,026	561,523
Nishat Mills, Ltd.	1,037,980	979,575
Oil & Gas Development Co., Ltd.	1,601,500	3,663,783

Security	Shares	Value

Pakistan (continued)
Pakistan Oil Fields, Ltd.	273,700	$1,370,354
Pakistan Petroleum, Ltd.	926,852	1,960,037
Pakistan State Oil Co., Ltd.	276,716	886,555
Pakistan Telecommunication Co., Ltd.(1)	1,293,500	285,622
United Bank, Ltd.	870,825	939,419

		$25,984,004

Peru — 1.6%
Alicorp SA	2,371,021	$7,968,744
Banco Continental SA	304,362	692,528
Cia de Minas Buenaventura SA	82,880	1,236,348
Cia de Minas Buenaventura SA ADR	235,876	3,481,530
Cia Minera Milpo SA	808,171	371,840
Credicorp, Ltd. ADR	87,296	11,170,396
Edegel SA	2,361,911	2,317,763
Ferreyros SA	3,475,413	2,623,425
Grana y Montero SA	1,391,282	5,506,116
Intergroup Financial Services Corp.	40,900	1,349,700
Luz del Sur SAA	83,400	296,786
Minsur SA	1,384,773	647,090
Sociedad Minera Cerro Verde SAA(1)	47,600	1,094,800
Sociedad Minera el Brocal SA	32,370	204,785
Southern Copper Corp.	291,755	8,058,273
Volcan Cia Minera SA, Class B	3,906,420	1,825,430

		$48,845,554

Philippines — 1.6%
Aboitiz Equity Ventures, Inc.	3,304,400	$3,833,100
Aboitiz Power Corp.	1,264,300	1,017,397
Alliance Global Group, Inc.	4,258,400	2,289,394
Ayala Corp.	134,638	1,797,976
Ayala Land, Inc.	3,534,608	2,472,413
Ayala Land, Inc., PFC Shares(2)	3,534,608	8,182
Bank of the Philippine Islands	854,921	1,897,075
BDO Unibank, Inc.	1,008,420	1,976,572
DMCI Holdings, Inc.	511,300	608,461
Energy Development Corp.	5,342,650	714,303
Filinvest Land, Inc.	16,105,546	631,936
First Gen Corp.(1)	499,460	195,991
First Philippine Holdings Corp.	153,000	258,487
Globe Telecom, Inc.	22,170	825,487
GMA Holdings, Inc. PDR	1,242,100	255,411
International Container Terminal Services, Inc.	551,900	1,106,245
JG Summit Holding, Inc.	2,641,000	2,438,179
Jollibee Foods Corp.	325,300	1,112,249

17	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Portfolio of Investments — continued

Security	Shares	Value

Philippines (continued)
Lopez Holdings Corp.	10,209,700	$1,205,922
Manila Electric Co.	191,504	1,458,284
Manila Water Co.	481,700	360,907
Megaworld Corp.	10,700,000	813,638
Metro Pacific Investments Corp.	8,364,300	1,018,286
Metropolitan Bank & Trust Co.	613,479	1,569,360
Nickel Asia Corp.	2,017,312	719,446
Petron Corp.	1,515,500	455,247
Philex Mining Corp.	3,645,900	838,959
Philex Petroleum Corp.(1)	691,700	167,090
Philippine Long Distance Telephone Co.	62,460	4,241,938
Robinsons Land Corp.	1,290,000	603,667
San Miguel Corp.	418,370	895,637
Semirara Mining Corp.	248,600	1,590,854
SM Investments Corp.	208,362	5,132,655
SM Prime Holdings, Inc.	4,514,550	1,695,939
Universal Robina Corp.	829,600	2,393,182
Vista Land & Lifescapes, Inc.	6,128,000	795,746

		$49,395,615

Poland — 3.2%
Agora SA	69,000	$178,414
AmRest Holdings SE(1)	30,208	725,564
Asseco Poland SA	256,570	3,282,055
Bank Handlowy w Warszawie SA	38,385	1,072,373
Bank Millennium SA(1)	697,490	1,094,297
Bank Pekao SA	142,785	6,444,566
Bioton SA(1)	19,451,400	175,623
Boryszew SA(1)	3,500,000	421,055
BRE Bank SA	24,950	2,866,306
Budimex SA	43,576	1,228,233
Cinema City International NV(1)	53,500	462,919
Cyfrowy Polsat SA(1)	709,480	3,958,376
Eurocash SA	288,203	5,088,849
Getin Holding SA	333,533	280,395
Getin Noble Bank SA(1)	1,591,418	890,364
Globe Trade Centre SA(1)	364,288	899,761
Grupa Lotos SA(1)	176,940	1,908,295
Jastrzebska Spolka Weglowa SA	55,400	1,069,073
Kernel Holding SA(1)	13,100	188,781
KGHM Polska Miedz SA	169,118	6,150,796
KOPEX SA(1)	104,700	355,607
LPP SA	2,402	4,734,433
Lubelski Wegiel Bogdanka SA	43,100	1,305,986
Netia SA(1)	610,010	763,992

Security	Shares	Value

Poland (continued)
NG2 SA	45,300	$1,157,771
Orbis SA	138,180	1,486,815
Polimex-Mostostal SA(1)	3,573,572	236,899
Polish Oil & Gas(1)	2,342,566	4,092,495
Polska Grupa Energetyczna SA	1,898,400	8,794,259
Polski Koncern Naftowy Orlen SA(1)	406,795	5,699,488
Powszechna Kasa Oszczednosci Bank Polski SA	968,082	10,370,377
Powszechny Zaklad Ubezpieczen SA	69,100	8,513,998
Rovese SA(1)	808,777	379,313
Tauron Polska Energia SA	2,765,200	3,580,576
Telekomunikacja Polska SA	2,094,345	4,805,142
Telekomunikacja Polska SA GDR(3)	169,000	388,092
Telekomunikacja Polska SA GDR(4)	76,100	174,756
TVN SA	906,566	2,726,025

		$97,952,119

Qatar — 1.6%
Al Meera Consumer Goods Co.	16,300	$608,343
Barwa Bank(2)	152,394	269,123
Barwa Real Estate Co.	248,543	1,835,563
Doha Bank, Ltd.	79,773	1,031,309
Gulf International Services QSC	223,380	2,544,709
Industries Qatar	242,477	10,537,923
Masraf Al Rayan	552,200	4,205,545
Qatar Electricity & Water Co.	60,800	2,622,552
Qatar Fuel	10,625	736,940
Qatar Gas Transport Co., Ltd. (NAKILAT)	550,956	2,776,941
Qatar Insurance Co.	42,348	711,532
Qatar International Islamic Bank	32,210	467,964
Qatar Islamic Bank	81,415	1,521,431
Qatar National Bank	220,086	9,593,630
Qatar National Cement Co.	12,559	340,483
Qatar National Navigation	55,051	1,085,591
Qatar Telecom QSC	144,795	4,796,086
United Development Co.	196,618	1,249,678
Vodafone Qatar(1)	872,000	2,164,271

		$49,099,614

Romania — 0.6%
Antibiotice SA	1,559,438	$216,982
Banca Transilvania(1)	16,176,784	5,805,414
Biofarm Bucuresti	8,097,100	581,526
BRD-Group Societe Generale(1)	2,483,100	5,419,106
OMV Petrom SA	43,591,503	5,349,019

18	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Portfolio of Investments — continued

Security	Shares	Value

Romania (continued)
Transelectrica SA	101,000	$385,516
TRANSGAZ SA Medias	5,376	282,234

		$18,039,797

Russia — 6.0%
Aeroflot-Russian Airlines	749,030	$1,291,972
AvtoVAZ(1)	2,100,000	613,397
CTC Media, Inc.	529,200	5,884,704
Evraz PLC	216,250	319,018
Federal Grid Co. Unified Energy System JSC(1)	400,770,600	1,242,389
Federal Hydrogenerating Co. JSC	185,700,426	2,849,573
Gazprom Neft	77,000	275,062
Globaltrans Investment PLC GDR(3)	28,300	388,964
IDGC Holding JSC(1)	26,309,700	871,088
LUKOIL OAO ADR	322,900	18,527,445
Magnit OJSC	53,200	12,226,980
Magnitogorsk Iron & Steel Works GDR(3)	58,800	174,143
Mail.ru Group, Ltd. GDR(3)	105,100	3,014,259
Mechel ADR(1)	203,500	586,080
MMC Norilsk Nickel ADR	385,737	5,558,115
Mobile TeleSystems ADR	101,500	1,922,410
Mobile TeleSystems OJSC	1,435,719	11,430,128
Mosenergo	7,630,462	248,234
NovaTek OAO GDR(3)	71,800	8,569,066
Novolipetsk Steel GDR(3)	66,700	876,166
OAO Gazprom ADR(1)	3,595,600	23,611,277
OAO Inter Rao Ues(1)	1,993,581,189	789,458
OAO TMK GDR(3)	42,000	485,620
PIK Group GDR(1)(3)	100,000	194,958
Polymetal International PLC	102,900	712,139
Rosneft Oil Co. GDR(3)	796,600	5,450,647
Rostelecom	898,900	2,410,083
Rostelecom ADR	63,133	1,000,658
Sberbank of Russia	6,931,380	19,735,219
Sberbank of Russia ADR(1)	488,350	5,541,069
Sberbank of Russia, PFC Shares	862,200	1,833,479
Severstal OAO GDR(3)	100,900	644,184
Sistema JSFC GDR(3)	151,800	2,996,221
Surgutneftegas OJSC ADR(1)	698,200	5,464,463
Surgutneftegas OJSC ADR, PFC Shares(1)	277,600	1,701,688
Tatneft ADR(1)	167,432	6,080,688
Transneft, PFC Shares	1,000	2,180,812
Uralkali OJSC	370,000	2,473,211
Uralkali OJSC GDR(3)	70,400	2,324,275
VimpelCom, Ltd. ADR	464,130	4,669,148

Security	Shares	Value

Russia (continued)
VTB Bank OJSC GDR(1)(3)	1,712,874	$4,842,875
X5 Retail Group NV GDR(1)(3)	474,600	8,581,893
Yandex NV, Class A(1)	174,800	4,829,724

		$185,422,982

Slovenia — 0.5%
Gorenje DD	80,554	$420,954
KRKA DD	120,682	7,996,091
Luka Koper(1)	34,436	403,632
Mercator Poslovni Sistem(1)	8,724	1,189,741
Nova Kreditna Banka Maribor(1)	156,914	104,647
Petrol	5,072	1,387,672
Sava DD(1)	2,986	11,445
Telekom Slovenije DD	21,671	2,936,966
Zavarovalnica Triglav DD	64,022	1,487,560

		$15,938,708

South Africa — 6.8%
ABSA Group, Ltd.	173,873	$2,609,192
Adcock Ingram Holdings, Ltd.	72,016	473,527
AECI, Ltd.	48,300	558,872
African Bank Investments, Ltd.	799,015	1,318,755
African Oxygen, Ltd. (AFROX)	143,280	305,116
African Rainbow Minerals, Ltd.	76,200	1,152,388
Anglo Platinum, Ltd.(1)	41,100	1,226,798
AngloGold Ashanti, Ltd.	211,134	3,018,243
AngloGold Ashanti, Ltd. ADR	79,199	1,132,546
Arcelormittal South Africa, Ltd.(1)	69,201	223,373
Aspen Pharmacare Holdings, Ltd.(1)	195,268	4,488,781
Astral Foods, Ltd.	26,100	237,224
Aveng, Ltd.	828,596	2,512,671
AVI, Ltd.	228,000	1,373,317
Barloworld, Ltd.	411,300	3,390,529
Bidvest Group, Ltd.	455,103	11,275,588
Capital Property Fund	592,025	638,373
Clicks Group, Ltd.	218,200	1,223,582
DataTec, Ltd.	285,500	1,586,497
Discovery Holdings, Ltd.	221,254	1,881,067
FirstRand, Ltd.	1,633,485	4,779,879
Foschini, Ltd.	104,323	1,041,048
Gold Fields, Ltd.	552,280	2,894,422
Grindrod, Ltd.	416,000	884,049
Group Five, Ltd.	115,500	427,160
Growthpoint Properties, Ltd.	942,500	2,514,986
Harmony Gold Mining Co., Ltd.	280,500	1,046,751

19	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Portfolio of Investments — continued

Security	Shares	Value

South Africa (continued)
Hosken Consolidated Investments, Ltd.	33,700	$426,376
Hyprop Investments, Ltd.	65,400	516,562
Illovo Sugar, Ltd.	51,000	164,531
Impala Platinum Holdings, Ltd.	407,686	3,839,651
Imperial Holdings, Ltd.	130,900	2,778,762
Investec, Ltd.	156,600	1,012,189
JSE, Ltd.	45,700	327,373
Kumba Iron Ore, Ltd.	57,100	2,664,710
Kumba Resources, Ltd.	97,100	1,431,948
Lewis Group, Ltd.	39,800	253,601
Liberty Holdings, Ltd.	67,700	820,066
Life Healthcare Group Holdings, Ltd.	582,421	2,209,033
Massmart Holdings, Ltd.	48,804	884,039
Mediclinic International, Ltd.	161,590	1,120,625
MMI Holdings, Ltd.	554,133	1,240,743
Mondi, Ltd.	36,955	470,157
Mr. Price Group, Ltd.	188,400	2,568,029
MTN Group, Ltd.	2,099,580	39,050,952
Murray & Roberts Holdings, Ltd.(1)	706,700	1,798,576
Nampak, Ltd.	411,500	1,368,756
Naspers, Ltd., Class N	233,376	17,225,873
Nedbank Group, Ltd.	141,600	2,513,666
Netcare, Ltd.	659,100	1,535,462
Northam Platinum, Ltd.(1)	130,300	420,765
Pick’n Pay Holdings, Ltd.	125,270	229,172
Pick’n Pay Stores, Ltd.	152,660	611,538
PPC, Ltd.	305,614	919,260
Redefine Properties, Ltd.	1,959,096	2,078,551
Remgro, Ltd.	299,505	5,753,551
Reunert, Ltd.	373,200	2,601,589
RMB Holdings, Ltd.	520,200	2,076,211
RMI Holdings	449,000	1,143,341
Sanlam, Ltd.	1,154,590	5,365,724
Santam, Ltd.	27,610	534,103
Sappi, Ltd.(1)	418,500	1,031,601
Sasol, Ltd.	353,036	15,370,388
Shoprite Holdings, Ltd.	201,153	3,778,543
Sibanye Gold, Ltd.(1)	710,580	520,005
Spar Group, Ltd. (The)	79,260	961,821
Standard Bank Group, Ltd.	784,949	8,845,367
Steinhoff International Holdings, Ltd.(1)	1,020,600	2,531,232
Sun International, Ltd.	33,860	327,207
Telkom South Africa, Ltd.(1)	333,000	559,491
Tiger Brands, Ltd.	115,816	3,458,315
Tongaat-Hulett	25,322	321,748
Truworths International, Ltd.	299,341	2,634,751

Security	Shares	Value

South Africa (continued)
Vodacom Group (Pty), Ltd.	444,200	$14,713,865
Wilson Bayly Holmes-Ovcon, Ltd.	99,880	1,555,365
Woolworths Holdings, Ltd.	355,542	2,317,482

		$211,097,400

South Korea — 6.2%
AMOREPACIFIC Corp.	1,183	$947,745
AMOREPACIFIC Group, Inc.	2,641	803,956
BS Financial Group, Inc.	73,284	922,200
Celltrion, Inc.	24,236	881,744
Cheil Industries, Inc.	26,000	2,030,504
Cheil Worldwide, Inc.(1)	38,050	816,809
CJ CheilJedang Corp.	3,500	793,043
CJ Corp.	9,583	950,206
CJ O Shopping Co., Ltd.	1,122	337,442
Daelim Industrial Co., Ltd.	6,870	517,848
Daesang Corp.	29,700	806,545
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	371,037
Daewoo Industrial Development Co., Ltd.(1)(2)	3,501	25,183
Daewoo International Corp.	10,502	323,059
Daewoo Securities Co., Ltd.	86,759	755,695
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	31,080	680,975
DGB Financial Group Co., Ltd.	64,880	881,836
Dong-A Pharmaceutical Co., Ltd.	1,569	149,343
Dong-A ST Co., Ltd.(1)	2,658	276,960
Dongbu Insurance Co., Ltd.	27,320	1,152,132
Dongkuk Steel Mill Co., Ltd.	18,400	173,585
Doosan Corp.	4,600	515,707
Doosan Heavy Industries & Construction Co., Ltd.	18,350	679,552
Doosan Infracore Co., Ltd.(1)	22,060	205,018
E-Mart Co., Ltd.	5,011	880,015
GS Engineering & Construction Corp.	28,600	698,597
GS Holdings Corp.	32,154	1,439,156
Hana Financial Group, Inc.	113,771	3,291,576
Hanjin Shipping Co., Ltd.(1)	74,800	465,546
Hanjin Transportation Co., Ltd.	10,500	207,123
Hankook Tire Co., Ltd.	27,617	1,271,884
Hanwha Chemical Corp.	65,820	955,735
Hanwha Corp.	27,900	713,218
Hanwha Securities Co., Ltd.(1)	49,695	158,933
Hite-Jinro Co., Ltd.	17,806	485,134
Honam Petrochemical Corp.	10,200	1,266,822
Hotel Shilla Co., Ltd.	12,750	678,770
Hynix Semiconductor, Inc.(1)	129,670	3,519,587
Hyosung Corp.	13,800	709,174
Hyundai Department Store Co., Ltd.	5,600	732,804

20	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)
Hyundai Development Co.	26,580	$577,341
Hyundai Engineering & Construction Co., Ltd.	20,070	975,979
Hyundai Glovis Co., Ltd.	11,450	1,936,043
Hyundai Heavy Industries Co., Ltd.	11,813	1,884,342
Hyundai Hysco Co., Ltd.	21,200	632,831
Hyundai Marine & Fire Insurance Co., Ltd.	34,950	925,388
Hyundai Merchant Marine Co., Ltd.(1)	46,400	580,295
Hyundai Mipo Dockyard Co., Ltd.	2,620	286,320
Hyundai Mobis	17,000	4,047,234
Hyundai Motor Co.	37,690	7,392,162
Hyundai Motor Co., PFC Shares	12,900	1,125,524
Hyundai Securities Co., Ltd.	48,800	271,047
Hyundai Steel Co.	32,500	1,819,706
Hyundai Wia Corp.	6,700	990,402
Industrial Bank of Korea	71,500	682,051
Kangwon Land, Inc.	36,658	1,010,240
KB Financial Group, Inc.	123,629	3,666,545
KB Financial Group, Inc. ADR	48,488	1,436,699
KCC Corp.	1,710	488,839
Kia Motors Corp.	66,000	3,564,147
KIWOOM Securities Co., Ltd.	8,011	385,758
Korea Electric Power Corp.(1)	170,310	3,917,303
Korea Express Co., Ltd.(1)	4,378	364,531
Korea Gas Corp.	12,900	593,449
Korea Investment Holdings Co., Ltd.	15,600	563,246
Korea Zinc Co., Ltd.	6,700	1,622,972
Korean Air Lines Co., Ltd.(1)	23,066	618,289
Korean Reinsurance Co.	51,446	471,242
KT Corp.	87,949	2,749,790
KT&G Corp.	35,480	2,302,163
KTB Securities Co., Ltd.(1)	80,000	218,920
Kumho Petro Chemical Co., Ltd.	11,100	797,355
LG Chem, Ltd.	22,204	4,889,701
LG Corp.	31,873	1,764,630
LG Display Co., Ltd.(1)	55,400	1,321,835
LG Electronics, Inc.	28,896	1,836,591
LG Hausys, Ltd.	4,611	426,548
LG Household & Health Care, Ltd.	2,800	1,363,868
LG Life Sciences, Ltd.(1)	9,500	397,881
LG Uplus Corp.(1)	106,713	1,115,750
LIG Insurance Co., Ltd.	23,590	480,551
Lotte Shopping Co., Ltd.	4,500	1,393,796
LS Corp.	7,030	425,049
LS Industrial Systems Co., Ltd.	4,500	224,887
Mirae Asset Securities Co., Ltd.	14,770	535,852
Namhae Chemical Corp.	32,500	218,814

Security	Shares	Value

South Korea (continued)
NCsoft Corp.	5,300	$747,006
NHN Corp.	11,358	2,883,630
Nong Shim Co., Ltd.	1,100	254,598
OCI Co., Ltd.	10,020	1,168,681
ORION Corp.	1,200	999,868
POSCO	40,700	10,608,707
S-Oil Corp.	24,372	1,553,961
S1 Corp.	10,130	555,676
Samsung C&T Corp.	35,130	1,648,547
Samsung Card Co., Ltd.	22,360	758,755
Samsung Electro-Mechanics Co., Ltd.	16,480	1,250,993
Samsung Electronics Co., Ltd.	29,330	34,281,601
Samsung Electronics Co., Ltd., PFC Shares	620	478,130
Samsung Engineering Co., Ltd.	7,400	476,518
Samsung Fine Chemicals Co., Ltd.	10,800	399,287
Samsung Fire & Marine Insurance Co., Ltd.	19,274	3,925,135
Samsung Heavy Industries Co., Ltd.	51,300	1,596,284
Samsung Life Insurance Co., Ltd.	47,800	4,511,681
Samsung SDI Co., Ltd.	9,900	1,175,179
Samsung Securities Co., Ltd.	30,712	1,231,324
Samsung Techwin Co., Ltd.	11,085	629,854
Shinhan Financial Group Co., Ltd.	210,862	6,913,737
Shinsegae Co., Ltd.	3,270	601,973
SK Chemicals Co., Ltd.	12,100	430,772
SK Holdings Co., Ltd.	8,641	1,278,007
SK Innovation Co., Ltd.	28,371	3,342,228
SK Networks Co., Ltd.	40,500	226,916
SK Telecom Co., Ltd.	18,500	3,402,250
SK Telecom Co., Ltd. ADR	25,326	514,878
TONGYANG Securities, Inc.	47,500	149,944
Woongjin Coway Co., Ltd.	15,560	756,127
Woori Finance Holdings Co., Ltd.	164,500	1,510,534
Woori Investment & Securities Co., Ltd.	65,922	642,134
Yuhan Corp.	4,370	703,723
Zyle Motor Sales Corp.(1)(2)	4,895	25,183

		$190,399,925

Taiwan — 6.5%
Acer, Inc.(1)	873,380	$620,858
Advanced Semiconductor Engineering, Inc.	1,687,281	1,404,572
Advantech Co., Ltd.	186,849	886,213
Altek Corp.	294,911	171,701
Ambassador Hotel	221,000	220,841
AmTRAN Technology Co., Ltd.	376,765	306,693
Asia Cement Corp.	1,137,993	1,397,608
Asia Optical Co., Inc.(1)	187,913	197,067

21	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)
Asustek Computer, Inc.	216,174	$1,849,322
AU Optronics Corp.(1)	2,203,925	782,675
AU Optronics Corp. ADR(1)	33,754	116,789
Capital Securities Corp.	605,143	205,121
Catcher Technology Co., Ltd.	215,100	1,111,993
Cathay Financial Holding Co., Ltd.	3,296,785	4,480,439
Cathay Real Estate Development Co., Ltd.	660,000	416,502
Chang Hwa Commercial Bank	1,596,664	877,553
Cheng Shin Rubber Industry Co., Ltd.	1,548,914	4,865,956
Cheng Uei Precision Industry Co., Ltd.	149,516	293,444
Chicony Electronics Co., Ltd.	155,791	404,872
Chimei Innolux Corp.(1)	2,121,389	1,047,526
China Airlines, Ltd.(1)	940,963	352,477
China Development Financial Holding Corp.(1)	6,528,106	1,825,848
China Life Insurance Co., Ltd.(1)	1,028,646	1,011,311
China Motor Corp.	1,026,930	903,525
China Petrochemical Development Corp.	1,522,857	772,263
China Steel Corp.	5,886,864	4,813,022
Chinatrust Financial Holding Co., Ltd.	5,481,396	3,383,232
Chipbond Technology Corp.	240,000	584,004
Chong Hong Construction Co., Ltd.	150,351	540,302
Chunghwa Telecom Co., Ltd.	2,476,909	8,287,735
Clevo Co.	206,579	349,247
CMC Magnetics Corp.(1)	1,370,000	248,474
Compal Electronics, Inc.	1,488,557	832,259
Coretronic Corp.	282,312	229,535
D-Link Corp.	359,590	219,248
Delta Electronics, Inc.	566,603	2,573,217
Dynapack International Technology Corp.	67,666	203,545
E Ink Holdings, Inc.	249,000	142,264
E.Sun Financial Holding Co., Ltd.	2,042,891	1,241,887
Elan Microelectronics Corp.	142,410	317,384
Epistar Corp.	321,439	560,036
Eternal Chemical Co., Ltd.	310,905	263,017
EVA Airways Corp.(1)	1,467,999	835,028
Evergreen International Storage & Transport Corp.	266,000	163,861
Evergreen Marine Corp.(1)	1,159,717	631,714
Everlight Chemical Industrial Corp.	311,850	214,461
Everlight Electronics Co., Ltd.	103,212	168,399
Far Eastern Department Stores, Ltd.	1,424,848	1,348,674
Far Eastern International Bank	860,164	346,862
Far Eastern New Century Corp.	1,227,162	1,324,239
Far EasTone Telecommunications Co., Ltd.	1,199,364	3,214,420
Faraday Technology Corp.	437,215	446,485
Feng Hsin Iron & Steel Co., Ltd.	172,000	303,039
First Financial Holding Co., Ltd.	2,742,676	1,616,462

Security	Shares	Value

Taiwan (continued)
Formosa Chemicals & Fibre Corp.	1,728,364	$4,226,891
Formosa International Hotels Corp.	30,598	358,087
Formosa Petrochemical Corp.	985,153	2,500,110
Formosa Plastics Corp.	2,310,436	5,573,028
Formosa Taffeta Co., Ltd.	545,000	516,195
Formosan Rubber Group, Inc.	450,000	369,554
Foxconn International Holdings, Ltd.(1)	1,168,000	638,511
Foxconn Technology Co., Ltd.	302,512	728,106
Fubon Financial Holding Co., Ltd.	2,872,833	3,902,188
Giant Manufacturing Co., Ltd.	228,093	1,563,468
Gintech Energy Corp.(1)	266,294	248,193
Goldsun Development & Construction Co., Ltd.	617,053	243,736
Great Wall Enterprise Co., Ltd.	247,202	211,047
HannStar Display Corp.(1)	926,742	393,489
Highwealth Construction Corp.	166,952	349,188
Hon Hai Precision Industry Co., Ltd.	2,997,019	7,324,803
Hotai Motor Co., Ltd.	98,000	1,050,662
HTC Corp.	208,311	1,650,434
Hua Nan Financial Holdings Co., Ltd.	2,326,792	1,299,742
Huaku Development Co., Ltd.	187,010	537,753
Inotera Memories, Inc.(1)	2,102,619	1,084,248
Inventec Co., Ltd.	817,753	452,938
King Yuan Electronics Co., Ltd.	711,274	521,697
Kinsus Interconnect Technology Corp.	166,280	628,329
Largan Precision Co., Ltd.	45,042	1,429,134
Lee Chang Yung Chemical Industry Corp.	253,644	315,585
Lite-On Technology Corp.	736,684	1,287,693
Macronix International Co., Ltd.	1,015,868	234,178
MediaTek, Inc.	378,371	4,362,081
Mega Financial Holding Co., Ltd.	4,171,507	3,151,286
Merida Industry Co., Ltd.	415,150	2,450,907
Mitac International Corp.	626,073	223,101
Nan Kang Rubber Tire Co., Ltd.	889,819	1,024,564
Nan Ya Plastics Corp.	2,976,538	6,232,077
Nanya Technology Corp.(1)	2,813,575	545,997
Novatek Microelectronics Corp., Ltd.	160,479	773,167
Oriental Union Chemical Corp.	453,200	417,825
Pegatron Corp.(1)	553,486	909,010
Phison Electronics Corp.	43,692	357,519
Pou Chen Corp.	2,168,764	2,048,525
Powertech Technology, Inc.	366,725	684,319
President Chain Store Corp.	619,120	4,047,076
Quanta Computer, Inc.	905,065	1,946,752
Radiant Opto-Electronics Corp.	200,340	653,450
Radium Life Tech Co., Ltd.	322,376	226,427
Realtek Semiconductor Corp.	163,903	385,969

22	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)
RichTek Technology Corp.	87,497	$386,174
Ritek Corp.(1)	968,757	182,375
Ruentex Development Co., Ltd.	303,019	545,806
Ruentex Industries, Ltd.	1,061,071	2,330,826
Sanyang Industrial Co., Ltd.(1)	1,509,000	1,391,296
Shin Kong Financial Holding Co., Ltd.(1)	2,904,234	973,230
Shin Kong Synthetic Fibers Corp.	965,996	306,082
Siliconware Precision Industries Co., Ltd.	431,260	542,945
Siliconware Precision Industries Co., Ltd. ADR	74,607	467,786
Simplo Technology Co., Ltd.	123,820	533,616
Sincere Navigation	188,000	165,763
Sino-American Silicon Products, Inc.	183,259	232,673
SinoPac Financial Holdings Co., Ltd.	3,020,375	1,428,401
Solar Applied Materials Technology Corp.	329,817	311,792
Synnex Technology International Corp.	651,960	846,968
Tainan Spinning Co., Ltd.	1,368,506	640,195
Taishin Financial Holdings Co., Ltd.	2,806,509	1,232,158
Taiwan Business Bank(1)	1,596,551	473,929
Taiwan Cement Corp.	1,724,118	2,112,426
Taiwan Cooperative Financial Holding Co., Ltd.	1,759,005	971,759
Taiwan Fertilizer Co., Ltd.	436,000	1,048,254
Taiwan Glass Industry Corp.	252,874	227,142
Taiwan Life Insurance Co., Ltd.(1)	361,770	275,419
Taiwan Mobile Co., Ltd.	1,170,052	4,609,597
Taiwan Semiconductor Manufacturing Co., Ltd.	6,125,873	22,176,236
Taiwan Tea Corp.	661,346	383,133
Tatung Co., Ltd.(1)	1,214,645	303,997
Teco Electric & Machinery Co., Ltd.	989,000	984,473
Tong Yang Industry Co., Ltd.	370,562	438,839
TPK Holding Co., Ltd.	83,515	1,328,538
Transcend Information, Inc.	63,886	197,018
Tripod Technology Corp.	152,979	328,253
TSRC Corp.	362,940	694,584
TTY Biopharm Co., Ltd.	264,428	886,417
Tung Ho Steel Enterprise Corp.	293,385	265,945
U-Ming Marine Transport Corp.	202,000	316,124
Uni-President Enterprises Corp.	3,299,514	6,413,819
Unimicron Technology Corp.	527,171	502,061
United Microelectronics Corp.	3,348,361	1,602,484
United Microelectronics Corp. ADR	93,397	217,615
Vanguard International Semiconductor Corp.	784,175	881,178
Walsin Lihwa Corp.(1)	1,085,980	305,636
Wan Hai Lines, Ltd.(1)	606,375	311,259
Waterland Financial Holdings	1,455,302	484,300
Wintek Corp.(1)	706,482	307,973
Wistron Corp.	823,123	829,962

Security	Shares	Value

Taiwan (continued)
WPG Holdings Co., Ltd.	548,136	$644,652
Yageo Corp.(1)	1,003,000	339,118
Yang Ming Marine Transport(1)	1,116,288	460,378
Yieh Phui Enterprise	955,867	265,052
Yuanta Financial Holding Co., Ltd.	4,619,071	2,393,845
Yuen Foong Yu Paper Manufacturing Co., Ltd.	1,451,414	661,063
Yulon Motor Co., Ltd.	1,212,420	1,932,763

		$201,097,587

Thailand — 3.4%
Advanced Info Service PCL(6)	1,279,600	$11,568,134
Airports of Thailand PCL(6)	383,300	2,071,418
AP Thailand PCL(6)	2,209,200	460,992
Bangkok Bank PCL	104,400	681,490
Bangkok Bank PCL(6)	264,800	1,763,649
Bangkok Bank PCL NVDR	35,000	228,469
Bangkok Dusit Medical Services PCL(6)	781,000	3,945,560
Bangkok Expressway PCL(6)	895,900	1,028,852
Bank of Ayudhya PCL(6)	1,814,000	2,063,034
Banpu PCL(6)	135,800	1,051,756
BEC World PCL(6)	1,531,300	2,897,260
Berli Jucker PCL(6)	725,500	1,162,630
Big C Supercenter PCL(6)	113,000	674,627
Bumrungrad Hospital PCL(6)	368,300	904,898
Cal-Comp Electronics (Thailand) PCL(6)	1,800,000	158,358
Central Pattana PCL(6)	1,081,400	1,560,566
Charoen Pokphand Foods PCL(6)	2,276,500	1,884,918
CP ALL PCL(6)	3,026,100	3,790,812
Delta Electronics (Thailand) PCL(6)	1,147,270	1,475,960
Electricity Generating PCL(6)	189,500	823,260
G Steel PCL(6)	23,786,500	144,330
Glow Energy PCL(6)	377,600	870,884
Hana Microelectronics PCL(6)	1,416,900	883,143
Indorama Ventures PCL(6)	1,287,100	736,856
IRPC PCL(6)	3,989,000	422,125
Italian-Thai Development PCL(1)(6)	5,763,400	919,832
Kasikornbank PCL(6)	1,026,000	6,431,953
Kiatnakin Bank PCL(6)	350,000	594,296
Krung Thai Bank PCL(6)	2,520,125	1,637,748
Land & Houses PCL(6)	6,197,300	2,252,900
Major Cineplex Group PCL(6)	754,100	508,227
Minor International PCL(6)	2,431,691	1,931,141
Precious Shipping PCL(6)	622,500	354,774
PTT Exploration & Production PCL(6)	1,106,816	5,629,608
PTT Global Chemical PCL(6)	882,250	1,947,873
PTT PCL(6)	605,700	6,513,555

23	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Portfolio of Investments — continued

Security	Shares	Value

Thailand (continued)
Quality House PCL(6)	5,102,500	$506,624
Ratchaburi Electricity Generating Holding PCL(6)	578,300	957,701
Sahaviriya Steel Industries PCL(1)(6)	10,773,660	138,946
Shin Corp. PCL(6)	426,000	1,185,026
Siam Cement PCL(6)	263,800	3,870,857
Siam City Cement PCL(6)	42,900	527,318
Siam Commercial Bank PCL(6)	1,090,500	6,004,960
Siam Makro PCL(6)	157,600	3,952,701
Sino Thai Engineering & Construction PCL(6)	2,724,300	1,702,039
Thai Airways International PCL(6)	1,290,500	1,025,219
Thai Beverage PCL	3,621,000	1,683,547
Thai Oil PCL(6)	490,400	988,820
Thai Tap Water Supply Co., Ltd.(6)	3,000,000	975,412
Thai Union Frozen Products PCL(6)	860,498	1,612,993
Thanachart Capital PCL(6)	523,300	645,687
Thoresen Thai Agencies PCL(1)(6)	1,007,986	533,855
TMB Bank PCL(6)	15,227,400	1,090,687
Total Access Communication PCL(6)	1,135,000	4,256,154
TPI Polene PCL(6)	1,130,500	405,872
True Corp. PCL(1)(6)	7,010,292	1,502,119

		$105,542,425

Turkey — 3.1%
Akbank TAS	1,453,081	$5,912,983
Akcansa Cimento AS	55,100	323,976
Akenerji Elektrik Uretim AS(1)	524,095	377,506
Aksa Akrilik Kimya Sanayii AS	228,054	800,448
Alarko Holding AS	207,704	622,284
Anadolu Anonim Turk Sigorta Sirketi(1)	368,571	236,482
Anadolu Efes Biracilik ve Malt Sanayii AS	221,148	3,208,065
Arcelik AS	325,221	2,148,213
Asya Katilim Bankasi AS(1)	874,200	810,393
Aygaz AS	177,606	815,471
Bagfas Bandirma Gubre Fabrikalari AS	17,600	382,953
BIM Birlesik Magazalar AS	223,992	4,858,311
Cimsa Cimento Sanayi ve Ticaret AS	64,400	438,579
Coca-Cola Icecek AS	65,400	1,880,332
Dogan Sirketler Grubu Holding AS(1)	2,058,552	1,033,984
Dogus Otomotiv Servis ve Ticaret AS	140,556	712,684
Eczacibasi Ilac Sanayi ve Ticaret AS	331,500	358,179
Enka Insaat ve Sanayi AS	1,749,857	4,389,325
Eregli Demir ve Celik Fabrikalari TAS	2,804,083	2,887,966
Gubre Fabrikalari TAS(1)	96,700	686,244
Haci Omer Sabanci Holding AS	848,449	4,460,660
Ihlas Holding AS(1)	1,888,400	801,562
Is Gayrimenkul Yatirim Ortakligi AS	429,658	311,373

Security	Shares	Value

Turkey (continued)
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	2,019,018	$1,506,423

KOC Holding AS	906,743	4,345,296
Koza Altin Isletmeleri AS	84,800	1,033,550
Net Holding AS	282,129	365,478
Petkim Petrokimya Holding AS(1)	807,341	1,182,626
Sekerbank TAS(1)	658,499	638,639
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	229,189
TAV Havalimanlari Holding AS	257,200	1,504,338
Tekfen Holding AS	307,071	1,049,205
Tofas Turk Otomobil Fabrikasi AS	172,700	1,077,217
Trakya Cam Sanayii AS	406,738	555,971
Tupras-Turkiye Petrol Rafinerileri AS	203,541	4,970,080
Turcas Petrolculuk AS	350,729	579,167
Turk Hava Yollari Anonim Ortakligi (THY) AS	1,051,542	4,085,528
Turk Sise ve Cam Fabrikalari AS	600,783	840,334
Turk Telekomunikasyon AS	804,700	3,114,461
Turkcell Iletisim Hizmetleri AS(1)	996,794	5,734,287
Turkcell Iletisim Hizmetleri AS ADR(1)	38,494	553,159
Turkiye Garanti Bankasi AS	2,006,174	8,744,884
Turkiye Halk Bankasi AS	422,200	3,577,293
Turkiye Is Bankasi	1,315,506	3,882,714
Turkiye Sinai Kalkinma Bankasi AS	885,476	876,439
Turkiye Vakiflar Bankasi TAO	615,021	1,531,443
Ulker Gida Sanayi ve Ticaret AS	204,629	1,483,954
Vestel Elektronik Sanayi ve Ticaret AS(1)	209,707	253,883
Yapi ve Kredi Bankasi AS	725,093	1,648,409
Yazicilar Holding AS	39,000	476,628

		$94,298,568

Ukraine — 0.1%
Astarta Holding NV(1)	17,054	$311,004
Avangardco Investments Public, Ltd. GDR(1)	17,607	154,620
Ferrexpo PLC	603,145	1,224,610
MHP SA GDR(3)	83,821	1,425,798

		$3,116,032

United Arab Emirates — 1.8%
Aabar Investments (PJSC)(2)	3,577,200	$0
Abu Dhabi Commercial Bank (PJSC)	3,871,886	5,297,732
Abu Dhabi National Hotels	832,200	469,374
Agthia Group (PJSC)	550,000	487,004
Air Arabia (PJSC)	11,948,600	3,467,801
Ajman Bank (PJSC)(1)	1,582,800	919,248
Aldar Properties (PJSC)	3,816,500	2,223,756

24	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Portfolio of Investments — continued

Security	Shares	Value

United Arab Emirates (continued)
Arabtec Holding Co.	9,132,474	$5,037,125
Aramex (PJSC)	1,800,210	1,206,679

Dana Gas(1)	15,977,987	2,359,770
DP World, Ltd.	539,236	8,339,553
Dubai Financial Market(1)	2,934,100	1,366,985
Dubai Investments (PJSC)	1,158,168	408,321
Emaar Properties (PJSC)	5,962,400	8,469,616
First Gulf Bank (PJSC)	1,394,394	6,066,399
National Bank of Abu Dhabi (PJSC)	1,929,757	5,930,766
National Central Cooling Co. (Tabreed)	1,050,547	497,784
Ras Al Khaimah Co.	684,200	263,618
Ras Al Khaimah Properties (PJSC)	2,084,600	312,357
Union National Bank	1,123,893	1,419,248
Waha Capital (PJSC)	2,068,608	455,912

		$54,999,048

Vietnam — 0.6%
Bank for Foreign Trade of Vietnam JSC	441,540	$582,604
Baoviet Holdings	371,340	736,671
Development Investment Construction Corp.	404,260	197,567
FPT Corp.	523,082	1,029,002
Gemadept Corp.(1)	108,333	128,680
Hagl JSC(1)	1,048,800	1,023,833
Hoa Phat Group JSC	999,900	1,326,337
Kim Long Securities Corp.(1)	1,311,300	517,093
Kinh Bac City Development Share Holding Corp.(1)	590,200	204,207
Kinhdo Corp.	322,680	714,967
Masan Group Corp.(1)	238,000	995,656
PetroVietnam Construction JSC(1)	870,460	205,316
PetroVietnam Drilling and Well Services JSC	538,346	1,196,286
PetroVietnam Fertilizer and Chemical JSC	721,940	1,361,564
Refrigeration Electrical Engineering Corp.	487,200	555,962
Saigon Securities, Inc.	719,620	595,425
Song Da Urban & Industrial Zone Investment and Development JSC(1)	339,950	222,658
Tan Tao Investment Industry Co.(1)	953,417	304,368
Vietnam Construction and Import-Export JSC(1)	459,600	250,456
Vietnam Dairy Products JSC	514,642	3,195,584

Vietnam Joint Stock Commercial Bank for Industry and Trade(1)	528,249	497,268
Vincom JSC(1)	929,687	2,736,362

		$18,577,866

Total Common Stocks (identified cost $2,451,471,220)		$3,010,229,684

Corporate Bonds — 0.0%(5)

Security	Principal Amount (000’s omitted)		Value

India — 0.0%(5)
Dr. Reddy’s Laboratories, Ltd., 9.25%, 3/24/14	INR	729	$12,396

Total Corporate Bonds (identified cost $16,136)			$12,396

Equity-Linked Securities(7) — 0.9%

Security	Maturity Date	Shares	Value

Saudi Arabia — 0.9%
Abdullah Al Othaim Markets(4)	8/13/14	14,800	$448,393
Al Rajhi Bank(4)	2/16/15	116,800	2,230,641
Al Tayyar(4)	7/2/15	37,350	642,353
Alinma Bank(4)	2/23/15	182,900	669,341
Almarai Co.(4)	11/24/14	46,947	884,075
Arab National Bank(4)	5/11/15	81,600	667,961
Bank Albilad(4)	4/30/15	78,800	538,933
Banque Saudi Fransi(4)	2/23/15	49,375	428,528
Company for Cooperative Insurance (The)(4)	5/11/15	21,600	175,374
Dar Al Arkan Real Estate Development(4)	8/10/15	70,500	197,379
Etihad Etissalat Co(4)	12/5/14	119,020	2,518,987
Fawaz Abdulaziz Alhokair Co.(4)	2/23/15	21,500	900,754
Fitaihi Holding Group(4)	9/24/15	57,200	231,065
Jarir Marketing Co.(4)	5/4/15	11,400	588,177
Mobile Telecommunications Co.(4)	5/4/15	88,722	238,338
Mohammad Al-Mojil Group(2)(4)	1/6/16	38,000	0
National Industrialization Co.(4)	5/4/15	117,783	824,393
Rabigh Refining and Petrochemicals Co.(4)	10/13/14	28,700	121,483
Rabigh Refining and Petrochemicals Co.(4)	5/4/15	55,300	234,077
Riyad Bank(4)	12/15/14	68,500	455,248
Sahara Petrochemical Co.(4)	9/21/15	101,700	389,135
Samba Financial Group(4)	2/10/15	70,600	929,936
Saudi Airlines Catering Co.(4)	8/3/15	14,700	468,391
Saudi Arabian Amiantit Co.(4)	5/11/15	82,700	307,611
Saudi Arabian Fertilizer Co.(4)	5/11/15	19,466	750,009
Saudi Arabian Mining Co.(4)	5/11/15	45,000	351,562
Saudi Basic Industries Corp(4)	2/23/15	91,400	2,223,826
Saudi British Bank(4)	10/4/13	63,533	630,177
Saudi Cable Co.(4)	8/10/15	56,000	198,593
Saudi Cement Co.(4)	8/10/15	20,250	548,042
Saudi Ceramic Co.(4)	4/13/15	9,000	266,972
Saudi Chemical Co.(4)	5/1/15	28,700	352,017

25	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Portfolio of Investments — continued

Security	Maturity Date	Shares	Value

Saudi Arabia (continued)
Saudi Electricity Co.(4)	3/27/15	277,000	$949,085
Saudi Industrial Investment Group(4)	3/27/15	49,800	338,605
Saudi International Petrochemical Co.(4)	3/27/15	67,870	412,609
Saudi Kayan Petrochemical Co.(4)	3/27/15	145,500	444,211
Saudi Pharmaceutical Industries and Medical Appliance Corp.(4)	9/24/15	33,074	449,757
Saudi Telecom Co.(4)	5/11/15	86,900	924,520
Savola Group(4)	2/2/15	93,100	1,218,856
Yamamah Saudi Cement Co. Ltd.(4)	2/2/15	23,300	315,293
Yanbu National Petrochemical Co.(4)	3/9/15	42,500	634,597

Total Equity-Linked Securities (identified cost $24,870,455)			$26,099,304

Investment Funds — 0.2%

Security	Shares	Value

Vietnam Enterprise Investments, Ltd.(1)	3,319,633	$7,170,407
Vietnam Growth Fund, Ltd.(1)	15,639	255,698

Total Investment Funds (identified cost $7,976,610)		$7,426,105

Rights(1) — 0.0%(5)

Security	Shares	Value
Galfar Engineering & Contracting SAOG	186,081	$40,116
Polimex-Mostostal SA	3,573,572	0

Total Rights (identified cost $0)		$40,116

Warrants(1) — 0.0%(5)

Security	Shares	Value

Thoresen Thai Agencies PCL, Exp. 9/12/15, Strike THB 17.00	143,998	$20,243
WCT Bhd, Exp. 12/11/17, Strike MYR 2.25	139,900	19,483

Total Warrants (identified cost $10,824)		$39,726

Short-Term Investments — 0.8%

Description	Principal Amount (000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/13	$24,405	$24,405,398

Total Short-Term Investments (identified cost $24,405,398)		$24,405,398

Total Investments — 99.3% (identified cost $2,508,750,643)		$3,068,252,729

Other Assets, Less Liabilities — 0.7%		$21,848,146

Net Assets — 100.0%		$3,090,100,875

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
BDR	–	Brazilian Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
PCL	–	Public Company Ltd.
PDR	–	Philippine Deposit Receipt
PFC Shares	–	Preference Shares
INR	–	Indian Rupee
MYR	–	Malaysian Ringgit
THB	–	Thai Baht

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2013, the aggregate value of these securities is $59,696,538 or 1.9% of the Fund’s net assets.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2013, the aggregate value of these securities is $27,503,948 or 0.9% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

26	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Portfolio of Investments — continued

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	13.9%	$429,002,047
Hong Kong Dollar	7.6	234,079,955
South African Rand	6.8	209,964,854
New Taiwan Dollar	6.4	199,656,886
Mexican Peso	6.2	191,649,725
South Korean Won	6.1	188,448,348
Indian Rupee	5.8	178,115,661
Brazilian Real	5.0	155,338,217
Malaysian Ringgit	3.5	108,199,477
Thai Baht	3.3	102,055,382
Indonesian Rupiah	3.3	101,102,043
Polish Zloty	3.2	97,700,275
New Turkish Lira	3.0	93,745,409
Chilean Peso	2.1	64,209,251
Hungarian Forint	1.7	53,162,475
Kuwaiti Dinar	1.7	51,227,248
Philippine Peso	1.6	49,395,615
Qatari Riyal	1.6	49,099,614
United Arab Emirates Dirham	1.5	46,659,495
Czech Koruna	1.5	45,838,294
Colombian Peso	1.3	40,671,912
Egyptian Pound	1.3	40,079,072
Euro	1.0	31,323,051
Other currency, less than 1% each	9.9	307,528,423

Total Investments	99.3%	$3,068,252,729

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	26.5%	$819,441,112
Telecommunication Services	10.7	329,517,843
Materials	10.1	311,869,763
Industrials	9.9	307,152,064
Energy	9.7	299,892,188
Consumer Staples	9.7	299,572,103
Consumer Discretionary	7.6	233,762,498
Information Technology	7.3	224,706,501
Utilities	4.5	140,611,105
Health Care	2.3	69,883,653
Other	0.8	24,417,794
Investment Funds	0.2	7,426,105

Total Investments	99.3%	$3,068,252,729

27	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Statement of Assets and Liabilities

Assets	June 30, 2013
Investments, at value (identified cost, $2,508,750,643)	$3,068,252,729
Cash	315,133
Foreign currency, at value (identified cost, $9,519,901)	9,440,570
Dividends and interest receivable	14,901,220
Receivable for investments sold	1,008
Receivable for Fund shares sold	13,411,731
Tax reclaims receivable	26,234
Total assets	$3,106,348,625

Liabilities
Payable for investments purchased	$10,426,912
Payable for Fund shares redeemed	2,952,060
Payable to affiliates:
Investment adviser fee	1,150,098
Administration fee	1,277,886
Accrued foreign capital gains taxes	440,794
Total liabilities	$16,247,750
Net Assets	$3,090,100,875

Sources of Net Assets
Paid-in capital	$2,567,367,585
Accumulated net realized loss	(53,970,920)
Accumulated undistributed net investment income	17,940,029
Net unrealized appreciation	558,764,181
Total	$3,090,100,875

Institutional Class Shares
Net Assets	$3,090,100,875
Shares Outstanding	67,365,567
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$45.87

*	Redemption price per share is equal to the net asset value less any applicable redemption fee.

28	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Statement of Operations

Investment Income	Year Ended June 30, 2013
Dividends (net of foreign taxes, $9,373,971)	$87,003,105
Interest (net of foreign taxes, $222)	2,801
Total investment income	$87,005,906

Expenses
Investment adviser fee	$13,323,109
Administration fee	14,801,206
Stock dividend tax	212,660
Total expenses	$28,336,975

Net investment income	$58,668,931

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$8,166,858
Foreign currency transactions	(713,968)
Net realized gain	$7,452,890
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $121,458)	$74,311,624
Foreign currency	(245,977)
Net change in unrealized appreciation (depreciation)	$74,065,647

Net realized and unrealized gain	$81,518,537

Net increase in net assets from operations	$140,187,468

29	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Statements of Changes in Net Assets

	Year Ended June 30,
Increase (Decrease) in Net Assets	2013	2012
From operations —
Net investment income	$58,668,931	$49,976,077
Net realized gain from investment and foreign currency transactions	7,452,890	34,979,102
Net change in unrealized appreciation (depreciation) from investments and foreign currency	74,065,647	(467,073,205)
Net increase (decrease) in net assets from operations	$140,187,468	$(382,118,026)
Distributions to shareholders —
From net investment income	$(57,016,207)	$(36,176,571)
Total distributions to shareholders	$(57,016,207)	$(36,176,571)
Transactions in shares of beneficial interest —
Proceeds from sale of shares	$608,795,770	$512,442,738
Net asset value of shares issued to shareholders in payment of distributions declared	41,805,812	24,327,108
Cost of shares redeemed	(297,772,023)	(248,795,121)
Redemption fees	5,353,251	4,158,615
Net increase in net assets from Fund share transactions	$358,182,810	$292,133,340

Net increase (decrease) in net assets	$441,354,071	$(126,161,257)

Net Assets
At beginning of year	$2,648,746,804	$2,774,908,061
At end of year	$3,090,100,875	$2,648,746,804

Accumulated undistributed net investment income included in net assets
At end of year	$17,940,029	$15,032,045

30	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Financial Highlights

	Institutional Class
	Year Ended June 30,
	2013	2012	2011	2010	2009
Net asset value — Beginning of year	$44.060	$51.610	$40.800	$33.060	$47.940

Income (Loss) From Operations
Net investment income(1)	$0.941	$0.874	$0.794	$0.634	$0.731
Net realized and unrealized gain (loss)	1.724	(7.866)	10.829	7.439	(15.029)

Total income (loss) from operations	$2.665	$(6.992)	$11.623	$8.073	$(14.298)

Less Distributions
From net investment income	$(0.941)	$(0.631)	$(0.896)	$(0.425)	$(0.747)

Total distributions	$(0.941)	$(0.631)	$(0.896)	$(0.425)	$(0.747)

Redemption fees(1)	$0.086	$0.073	$0.083	$0.092	$0.165

Net asset value — End of year	$45.870	$44.060	$51.610	$40.800	$33.060

Total Return(2)	6.14%	(13.32)%	28.74%	24.66%	(29.00)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,090,101	$2,648,747	$2,774,908	$1,849,106	$1,253,352
Ratios (as a percentage of average daily net assets):
Expenses	0.96%	0.96%	0.95%	0.95%	0.95%
Net investment income	1.98%	1.94%	1.61%	1.54%	2.37%
Portfolio Turnover	5%	4%	4%	11%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

31	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Tax-Managed Emerging Markets Fund (formerly, Eaton Vance Parametric Tax-Managed Emerging Markets Fund) (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Institutional Class (renamed from Class I effective March 1, 2013) shares, which are offered at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

At June 30, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $51,352,860 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of

32

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Notes to Financial Statements — continued

distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on June 30, 2018. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after June 30, 2013.

During the year ended June 30, 2013, a capital loss carryforward of $5,716,872 was utilized to offset net realized gains by the Fund.

As of June 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Redemption Fees — Fund shares acquired on or after April 1, 2005 are subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. Fund shares purchased prior to April 1, 2005 are subject to a redemption fee equal to 1% of the net asset value of the shares exchanged or redeemed, and were subject to a purchase fee of 1% of the net asset value of the shares purchased at the time they were purchased. Shares acquired on or before June 30, 1998 are not subject to a redemption fee. The redemption fee is accounted for as an addition to paid-in capital.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended June 30, 2013 and June 30, 2012 was as follows:

	Year Ended June 30,
	2013	2012

Distributions declared from:
Ordinary income	$57,016,207	$36,176,571

33

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Notes to Financial Statements — continued

During the year ended June 30, 2013, accumulated net realized loss was increased by $1,255,260 and accumulated undistributed net investment income was increased by $1,255,260 due to differences between book and tax accounting, primarily for investments in passive foreign investment companies (PFICs) and foreign currency gain (loss). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of June 30, 2013, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$40,040,510
Capital loss carryforward	$(51,352,860)
Net unrealized appreciation	$534,045,640

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in PFICs.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the year ended June 30, 2013, the investment adviser fee amounted to $13,323,109. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the year ended June 30, 2013, the administration fee amounted to $14,801,206. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended June 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM. Trustees’ fees incurred by the Fund for the year ended June 30, 2013 were paid by EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $478,952,063 and $134,356,512 respectively, for the year ended June 30, 2013.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Year Ended June 30,
	2013	2012

Sales	12,678,806	11,388,605
Issued to shareholders electing to receive payments of distributions in Fund shares	867,521	593,685
Redemptions	(6,294,197)	(5,633,449)

Net increase	7,252,130	6,348,841

For the years ended June 30, 2013 and June 30, 2012, the Fund received $5,353,251 and $4,158,615, respectively, in redemption fees.

34

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Notes to Financial Statements — continued

6  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,533,469,184

Gross unrealized appreciation	$874,524,507
Gross unrealized depreciation	(339,740,962)

Net unrealized appreciation	$534,783,545

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended June 30, 2013.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

35

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Notes to Financial Statements — continued

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$36,285,056	$1,201,333,866		$58,548	$1,237,677,470
Emerging Europe	28,448,827	519,176,263		0	547,625,090
Latin America	582,349,690	—		—	582,349,690
Middle East/Africa	5,719,368	636,588,943		269,123	642,577,434

Total Common Stocks	$652,802,941	$2,357,099,072	**	$327,671	$3,010,229,684

Corporate Bonds	$—	$12,396		$—	$12,396
Equity-Linked Securities	—	26,099,304		0	26,099,304
Investment Funds	—	7,426,105		—	7,426,105
Rights	—	40,116		—	40,116
Warrants	39,726	—		—	39,726
Short-Term Investments	—	24,405,398		—	24,405,398

Total Investments	$652,842,667	$2,415,082,391		$327,671	$3,068,252,729

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended June 30, 2013 is not presented.

At June 30, 2013, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

10  Name Change

Effective March 1, 2013, the name of Parametric Tax-Managed Emerging Markets Fund was changed from Eaton Vance Parametric Tax-Managed Emerging Markets Fund.

36

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Series Trust II and Shareholders of Parametric Tax-Managed Emerging Markets Fund (formerly Eaton Vance Parametric Tax-Managed Emerging Markets Fund):

We have audited the accompanying statement of assets and liabilities of Parametric Tax-Managed Emerging Markets Fund (formerly Eaton Vance Parametric Tax-Managed Emerging Markets Fund) (the “Fund”) (one of the funds constituting Eaton Vance Series Trust II), including the portfolio of investments, as of June 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Parametric Tax-Managed Emerging Markets Fund as of June 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 21, 2013

37

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2014 will show the tax status of all distributions paid to your account in calendar year 2013. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.

Qualified Dividend Income.  The Fund designates approximately $57,775,016, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  The Fund paid foreign taxes of $9,223,010 and recognized foreign source income of $95,848,218.

38

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

39

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Parametric Tax-Managed Emerging Markets Fund (formerly Eaton Vance Parametric Tax-Managed Emerging Markets Fund) (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. In particular, the Board considered the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the

40

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, and in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time.

41

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Series Trust II (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “Parametric” refers to Parametric Portfolio Associates LLC and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 186 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 186 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

42

Parametric Tax-Managed Emerging Markets Fund

June 30, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 2001

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) During Past Five Years
Michael W. Weilheimer 1961	President	Since 2002	Vice President of EVM and BMR.

Duncan W. Richardson 1957	Vice President	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

James F. Kirchner(2) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust since 2007.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

43

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

44

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2050-8/13	TMEMSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Parametric Tax-Managed Emerging Markets Fund (formerly, Eaton Vance Parametric Tax-Managed Emerging Markets Fund) (the “Fund”), is a series of Eaton Vance Series Trust II (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 2 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual reports.

The following tables represent the aggregate fees billed to the Fund for the Fund’s fiscal years ended June 30, 2012 and June 30, 2013 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Parametric Tax-Managed Emerging Markets Fund

Fiscal Years Ended	6/30/2012	6/30/2013
Audit Fees	$71,220	$74,770
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$28,590	$30,030
All Other Fees(3)	$1,240	$0

Total(4)	$101,050	$104,800

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
(4)	Fees are paid by the Fund’s administrator pursuant to the terms of its administrative services agreement.

The Series comprising the Trust have varying fiscal year ends (June 30 and October 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T, for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/11	6/30/12		10/31/12	6/30/13
Audit Fees	$15,660	$71,220		$16,620	$74,770
Audit-Related Fees(1)	$0	$0		$0	$0
Tax Fees(2)	$12,110	$28,590		$12,460	$30,030
All Other Fees(3)	$300	$1,240		$310	$0

Total	$28,070	$101,050	(4)	$29,390	$104,800	(4)

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(4)	Fees are paid by the Fund’s administrator pursuant to the terms of its administrative services agreement.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series respective principal accountant for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/11	6/30/12	10/31/12	6/30/13
Registrant(1)	$12,410	$29,830	$12,770	$30,030
Eaton Vance(2)	$226,431	$579,130	$566,619	$261,151

(1)	Includes all of the Series in the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	August 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 19, 2013

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	August 19, 2013